Schedule of Investments (unaudited) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	$329	$251,011
5.40%, 10/01/48(a)	500	496,804

		747,815

Aerospace & Defense — 2.8%
3M Co.
5.70%, 03/15/37	500	522,897
3.13%, 09/19/46(a)	813	582,448
3.63%, 10/15/47	496	393,503
4.00%, 09/14/48(a)	979	820,487
3.25%, 08/26/49(a)	805	589,828
3.70%, 04/15/50(a)	713	571,173
Boeing Co.
6.13%, 02/15/33	326	351,133
3.60%, 05/01/34	800	686,057
3.25%, 02/01/35	725	587,739
3.55%, 03/01/38	650	526,917
3.50%, 03/01/39	350	272,743
6.88%, 03/15/39	450	507,191
5.88%, 02/15/40	400	411,104
5.71%, 05/01/40	2,759	2,823,170
3.38%, 06/15/46	463	331,270
3.65%, 03/01/47(a)	250	185,309
3.85%, 11/01/48	229	172,709
3.90%, 05/01/49	620	481,463
3.75%, 02/01/50	1,197	920,770
5.81%, 05/01/50	5,288	5,398,511
3.95%, 08/01/59	900	668,959
5.93%, 05/01/60	3,273	3,344,582
Eaton Corp., 4.15%, 11/02/42	913	832,283
General Dynamics Corp.
4.25%, 04/01/40	829	803,291
2.85%, 06/01/41	397	317,581
3.60%, 11/15/42	1,000	878,281
4.25%, 04/01/50	713	681,677
General Electric Co.
5.88%, 01/14/38	800	864,639
6.88%, 01/10/39	700	820,441
4.50%, 03/11/44(a)	500	460,870
4.35%, 05/01/50	450	398,531
Illinois Tool Works, Inc.
4.88%, 09/15/41	869	899,261
3.90%, 09/01/42	1,000	911,441
L3Harris Technologies, Inc.
4.85%, 04/27/35	883	864,052
6.15%, 12/15/40	270	291,903
Lockheed Martin Corp.
3.60%, 03/01/35(a)	450	416,697
4.50%, 05/15/36	1,159	1,154,072
5.72%, 06/01/40(a)	300	332,833
4.07%, 12/15/42	1,161	1,067,678
3.80%, 03/01/45	1,243	1,088,310
4.70%, 05/15/46	1,170	1,172,928
2.80%, 06/15/50	650	477,038
4.09%, 09/15/52	1,413	1,295,060
4.15%, 06/15/53	660	604,039
5.70%, 11/15/54	1,500	1,703,590
4.30%, 06/15/62	660	605,617

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
5.90%, 11/15/63	$225	$263,349
Northrop Grumman Corp.
5.15%, 05/01/40	500	510,918
5.05%, 11/15/40	300	303,697
4.75%, 06/01/43	1,224	1,199,630
4.03%, 10/15/47	2,243	1,976,117
5.25%, 05/01/50	829	867,859
Parker-Hannifin Corp.
4.20%, 11/21/34	763	717,011
6.25%, 05/15/38	295	321,520
4.45%, 11/21/44	400	366,433
4.10%, 03/01/47	613	533,106
4.00%, 06/14/49	413	354,232
Raytheon Technologies Corp.
5.40%, 05/01/35	800	837,409
6.13%, 07/15/38	1,000	1,121,912
4.45%, 11/16/38	413	397,953
4.88%, 10/15/40	163	160,861
4.70%, 12/15/41	426	409,746
4.50%, 06/01/42	3,774	3,620,188
4.80%, 12/15/43	350	340,279
4.15%, 05/15/45	663	591,633
3.75%, 11/01/46	1,220	1,025,735
4.35%, 04/15/47	829	767,523
4.05%, 05/04/47	413	366,005
4.63%, 11/16/48	1,486	1,438,294
3.13%, 07/01/50	1,103	830,646
2.82%, 09/01/51	563	397,880
3.03%, 03/15/52	1,100	811,751
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	413	345,352
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/44	500	451,567
4.50%, 03/21/49	413	355,763

		61,776,445

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 01/11/36	807	664,567

Auto Components — 0.1%
Aptiv PLC
4.40%, 10/01/46	413	328,023
3.10%, 12/01/51	1,479	958,815
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	751,972
BorgWarner, Inc., 4.38%, 03/15/45	400	327,667
Lear Corp.
5.25%, 05/15/49	563	500,175
3.55%, 01/15/52	136	89,999

		2,956,651

Automobiles — 0.4%
Cummins, Inc.
4.88%, 10/01/43(a)	400	404,965
2.60%, 09/01/50	613	413,028
General Motors Co.
5.00%, 04/01/35	620	571,893
6.60%, 04/01/36	1,213	1,268,490
5.15%, 04/01/38	963	873,600
6.25%, 10/02/43	1,213	1,207,059

1

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Co. (continued)
5.20%, 04/01/45	$1,229	$1,073,552
6.75%, 04/01/46	642	667,626
5.40%, 04/01/48	563	499,406
5.95%, 04/01/49(a)	888	851,031

		7,830,650

Banks — 1.7%
Bank of America N.A., 6.00%, 10/15/36(a)	1,300	1,415,305
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,299	1,420,241
5.75%, 12/01/43	1,050	1,095,839
5.25%, 08/04/45(a)	1,347	1,318,119
Fifth Third Bancorp, 8.25%, 03/01/38	800	1,046,506
First Republic Bank, 4.63%, 02/13/47	700	583,719
HSBC Bank USA NA, 7.00%, 01/15/39	261	304,766
Regions Bank, 6.45%, 06/26/37	450	486,351
Wachovia Corp., 5.50%, 08/01/35	1,500	1,541,650
Wells Fargo & Co.
5.38%, 11/02/43	1,895	1,909,535
5.61%, 01/15/44	2,292	2,378,710
4.65%, 11/04/44	2,075	1,913,217
3.90%, 05/01/45	1,903	1,620,941
4.90%, 11/17/45	1,993	1,891,408
4.40%, 06/14/46(a)	706	622,272
4.75%, 12/07/46(a)	2,075	1,914,711
(1 day SOFR + 2.13%), 4.61%, 04/25/53(b)	3,081	2,874,668
(1 day SOFR + 2.53%), 3.07%, 04/30/41(b)	3,359	2,618,981
(1 day SOFR + 4.50%), 5.01%, 04/04/51(b)	4,957	4,887,146
Wells Fargo Bank NA
5.85%, 02/01/37	1,550	1,664,740
6.60%, 01/15/38(a)	1,200	1,384,172
Westpac Banking Corp.
4.42%, 07/24/39	829	721,595
2.96%, 11/16/40	1,000	719,961
3.13%, 11/18/41	926	670,003

		37,004,556

Beverages — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,354,700
4.90%, 02/01/46	8,488	8,284,979
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	594,636
4.63%, 02/01/44	538	508,141
4.90%, 02/01/46	1,463	1,428,007
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	1,479	1,402,651
8.20%, 01/15/39	1,253	1,646,288
5.45%, 01/23/39	2,029	2,124,701
4.35%, 06/01/40	829	767,669
4.95%, 01/15/42	2,163	2,152,795
4.60%, 04/15/48(a)	1,785	1,688,652
4.44%, 10/06/48	523	481,687
5.55%, 01/23/49	4,039	4,331,931
4.50%, 06/01/50	2,000	1,899,609
4.75%, 04/15/58	1,600	1,531,945
5.80%, 01/23/59	1,629	1,808,732
Brown-Forman Corp.
4.00%, 04/15/38	413	379,402

Security	Par (000)	Value

Beverages (continued)
Brown-Forman Corp. (continued)
4.50%, 07/15/45	$425	$414,721
Coca-Cola Co.
2.50%, 06/01/40	829	637,374
2.88%, 05/05/41	913	742,920
4.20%, 03/25/50	450	442,606
2.60%, 06/01/50	1,279	924,143
3.00%, 03/05/51	1,820	1,415,438
2.50%, 03/15/51	1,243	876,668
2.75%, 06/01/60(a)	825	601,463
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43(a)	500	506,250
Constellation Brands, Inc.
4.50%, 05/09/47	400	358,438
4.10%, 02/15/48	413	349,717
5.25%, 11/15/48	400	399,021
3.75%, 05/01/50	663	535,544
Diageo Capital PLC
5.88%, 09/30/36	500	547,837
3.88%, 04/29/43	931	817,258
Diageo Investment Corp., 4.25%, 05/11/42(a)	163	154,166
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	550	471,900
3.50%, 01/16/50	1,930	1,452,537
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	500	456,476
4.42%, 12/15/46	413	369,420
5.09%, 05/25/48	250	245,326
3.80%, 05/01/50	663	536,590
3.35%, 03/15/51	413	308,499
4.50%, 04/15/52	1,213	1,096,796
Molson Coors Beverage Co.
5.00%, 05/01/42	1,450	1,370,276
4.20%, 07/15/46	1,463	1,225,171
PepsiCo, Inc.
5.50%, 01/15/40	450	494,033
2.63%, 10/21/41	1,913	1,490,908
4.00%, 03/05/42	500	465,194
4.45%, 04/14/46	800	804,734
3.45%, 10/06/46	1,399	1,199,421
4.00%, 05/02/47	450	412,558
3.38%, 07/29/49	225	188,535
2.88%, 10/15/49	813	624,996
3.63%, 03/19/50	579	508,014
2.75%, 10/21/51	1,043	773,039
4.20%, 07/18/52(a)	675	650,650
3.88%, 03/19/60	450	411,104

		61,666,266

Biotechnology — 1.5%
Amgen, Inc.
6.38%, 06/01/37	900	994,490
6.40%, 02/01/39	300	331,747
3.15%, 02/21/40	1,829	1,430,081
5.75%, 03/15/40	350	363,433
2.80%, 08/15/41	911	670,984
4.95%, 10/01/41	1,659	1,595,321
5.15%, 11/15/41	663	651,898
4.40%, 05/01/45	2,045	1,825,226
4.56%, 06/15/48	1,263	1,147,076
3.38%, 02/21/50	2,029	1,518,782
4.66%, 06/15/51	3,178	2,921,357

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued)
3.00%, 01/15/52	$1,160	$801,174
4.20%, 02/22/52	810	692,268
4.88%, 03/01/53	400	380,570
2.77%, 09/01/53	829	537,419
4.40%, 02/22/62	1,325	1,132,917
Baxalta, Inc., 5.25%, 06/23/45	427	427,066
Biogen, Inc.
5.20%, 09/15/45	1,000	1,031,438
3.15%, 05/01/50	1,437	1,032,678
3.25%, 02/15/51	496	362,959
Gilead Sciences, Inc.
4.60%, 09/01/35	1,119	1,111,730
4.00%, 09/01/36	750	699,151
2.60%, 10/01/40	1,030	764,691
5.65%, 12/01/41	869	942,056
4.80%, 04/01/44	1,761	1,734,467
4.50%, 02/01/45	1,753	1,653,392
4.75%, 03/01/46(a)	1,593	1,548,364
4.15%, 03/01/47	1,753	1,568,434
2.80%, 10/01/50	1,294	902,188
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	462,135
Royalty Pharma PLC
3.30%, 09/02/40	829	620,018
3.55%, 09/02/50	950	669,489
3.35%, 09/02/51	663	446,325

		32,971,324

Building Materials — 0.4%
Carrier Global Corp.
3.38%, 04/05/40(a)	1,279	1,030,493
3.58%, 04/05/50	1,843	1,435,034
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	333,394
Johnson Controls International PLC
6.00%, 01/15/36(a)	300	326,261
4.63%, 07/02/44	620	573,510
5.13%, 09/14/45	400	389,729
4.50%, 02/15/47	383	342,676
4.95%, 07/02/64(c)	365	335,164
Lafarge SA, 7.13%, 07/15/36	400	440,360
Martin Marietta Materials, Inc.
4.25%, 12/15/47	513	447,727
3.20%, 07/15/51	725	534,476
Masco Corp.(a)
4.50%, 05/15/47	350	298,837
3.13%, 02/15/51	222	151,108
Owens Corning
7.00%, 12/01/36	300	341,810
4.30%, 07/15/47	350	295,255
4.40%, 01/30/48	829	710,758
Vulcan Materials Co.
4.50%, 06/15/47	413	369,324
4.70%, 03/01/48	400	367,251

		8,723,167

Building Products — 1.4%
Home Depot, Inc.
5.88%, 12/16/36	2,776	3,117,647
3.30%, 04/15/40	1,061	898,622
5.40%, 09/15/40	413	446,172
5.95%, 04/01/41	913	1,040,681
4.20%, 04/01/43	1,370	1,276,792

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc. (continued)
4.88%, 02/15/44	$900	$915,981
4.40%, 03/15/45	1,036	988,147
4.25%, 04/01/46	1,479	1,381,868
3.90%, 06/15/47	579	512,183
4.50%, 12/06/48	1,379	1,329,394
3.13%, 12/15/49	1,146	876,544
3.35%, 04/15/50	1,298	1,040,404
2.38%, 03/15/51	1,145	748,899
2.75%, 09/15/51	913	648,358
3.63%, 04/15/52(a)	1,358	1,132,561
4.95%, 09/15/52(a)	780	803,568
3.50%, 09/15/56	900	732,112
Lowe’s Cos., Inc.
5.50%, 10/15/35	900	931,863
5.00%, 04/15/40	829	806,202
2.80%, 09/15/41	1,213	879,801
4.38%, 09/15/45	829	727,636
3.70%, 04/15/46	500	397,711
4.05%, 05/03/47	1,579	1,326,814
5.13%, 04/15/50	750	732,607
3.00%, 10/15/50	1,719	1,180,460
3.50%, 04/01/51	829	622,554
4.25%, 04/01/52	1,108	941,555
5.63%, 04/15/53(a)	1,645	1,697,752
4.45%, 04/01/62	1,200	1,013,071
5.80%, 09/15/62	700	727,178

		29,875,137

Capital Markets — 0.2%
Brookfield Finance LLC, 3.45%, 04/15/50	450	312,228
Brookfield Finance, Inc.
4.70%, 09/20/47	713	622,953
3.50%, 03/30/51	581	408,579
3.63%, 02/15/52	279	198,490
CI Financial Corp., 4.10%, 06/15/51	709	447,743
Franklin Resources, Inc., 2.95%, 08/12/51	225	149,659
Invesco Finance PLC, 5.38%, 11/30/43	413	404,922
Jefferies Financial Group, Inc., 6.25%, 01/15/36(a)	650	689,742
Legg Mason, Inc., 5.63%, 01/15/44(a)	516	532,658
Raymond James Financial, Inc.
4.95%, 07/15/46	663	639,217
3.75%, 04/01/51	650	514,141

		4,920,332

Chemicals — 1.6%
Air Products & Chemicals, Inc.
2.70%, 05/15/40	708	561,137
2.80%, 05/15/50	884	655,954
Albemarle Corp.
5.45%, 12/01/44(a)	350	342,171
5.65%, 06/01/52	400	400,531
CF Industries, Inc.
5.15%, 03/15/34	663	655,800
4.95%, 06/01/43	663	603,402
5.38%, 03/15/44	663	636,466
Dow Chemical Co.
4.25%, 10/01/34	1,128	1,058,040
9.40%, 05/15/39	129	179,289
5.25%, 11/15/41	1,126	1,116,901
4.38%, 11/15/42	1,063	949,361
4.63%, 10/01/44	400	366,221

3

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (continued)
5.55%, 11/30/48	$829	$840,299
4.80%, 05/15/49	829	756,989
3.60%, 11/15/50	963	746,135
6.90%, 05/15/53	850	1,007,502
DuPont de Nemours, Inc.
5.32%, 11/15/38	1,570	1,623,885
5.42%, 11/15/48	1,793	1,847,073
Eastman Chemical Co.
4.80%, 09/01/42	463	421,133
4.65%, 10/15/44	879	779,769
Ecolab, Inc.
3.95%, 12/01/47	500	435,916
2.13%, 08/15/50	660	400,334
2.70%, 12/15/51	841	569,531
2.75%, 08/18/55	700	462,272
Emerson Electric Co.
2.75%, 10/15/50	829	576,172
2.80%, 12/21/51	807	563,445
FMC Corp., 4.50%, 10/01/49	407	350,293
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	413	350,500
5.00%, 09/26/48(a)	763	709,564
Linde, Inc.
3.55%, 11/07/42	500	426,245
2.00%, 08/10/50	583	351,039
LYB International Finance BV
5.25%, 07/15/43	700	654,310
4.88%, 03/15/44	938	843,087
LYB International Finance III LLC
3.38%, 10/01/40	741	569,873
4.20%, 10/15/49	786	639,809
4.20%, 05/01/50	963	781,490
3.63%, 04/01/51	953	698,507
3.80%, 10/01/60	480	345,339
LyondellBasell Industries NV, 4.63%, 02/26/55	795	682,816
Mosaic Co.(a)
5.45%, 11/15/33	1,036	1,063,990
5.63%, 11/15/43	520	519,165
Nutrien Ltd.
4.13%, 03/15/35	350	318,221
5.88%, 12/01/36	410	436,504
5.63%, 12/01/40	600	616,326
4.90%, 06/01/43	413	393,058
5.25%, 01/15/45	520	510,803
5.00%, 04/01/49	620	594,398
3.95%, 05/13/50	413	338,010
RPM International, Inc.
5.25%, 06/01/45	163	149,328
4.25%, 01/15/48	300	238,602
Sherwin-Williams Co.
4.50%, 06/01/47	1,629	1,469,112
3.80%, 08/15/49	727	578,583
3.30%, 05/15/50	500	364,573
2.90%, 03/15/52	500	336,265
Westlake Corp.
2.88%, 08/15/41	745	524,078
5.00%, 08/15/46	620	558,117

Security	Par (000)	Value

Chemicals (continued)
Westlake Corp. (continued)
4.38%, 11/15/47	$400	$330,223
3.13%, 08/15/51	520	346,525
3.38%, 08/15/61	350	227,138

		35,871,619

Commercial Services & Supplies — 0.0%
GATX Corp.
5.20%, 03/15/44	300	282,758
3.10%, 06/01/51	500	327,659

		610,417

Communications Equipment — 0.2%
Cisco Systems, Inc.
5.90%, 02/15/39	1,859	2,126,155
5.50%, 01/15/40	1,702	1,879,403
Juniper Networks, Inc., 5.95%, 03/15/41	413	411,810

		4,417,368

Construction Materials — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,036	1,018,430
4.20%, 05/15/47	600	543,958

		1,562,388

Consumer Discretionary — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	496	411,130
Quanta Services, Inc., 3.05%, 10/01/41	451	320,731

		731,861

Consumer Finance — 0.9%
American Express Co., 4.05%, 12/03/42(a)	900	837,215
Global Payments, Inc.
4.15%, 08/15/49	743	578,452
5.95%, 08/15/52	655	646,843
Mastercard, Inc.
3.80%, 11/21/46(a)	550	493,426
3.95%, 02/26/48(a)	450	415,364
3.65%, 06/01/49	963	845,994
3.85%, 03/26/50	1,419	1,288,633
2.95%, 03/15/51	454	349,516
Moody’s Corp.
2.75%, 08/19/41	547	403,200
5.25%, 07/15/44	500	509,586
4.88%, 12/17/48	350	335,449
3.25%, 05/20/50	64	47,871
3.75%, 02/25/52	716	587,480
3.10%, 11/29/61	384	260,606
PayPal Holdings, Inc.
3.25%, 06/01/50(a)	900	668,698
5.05%, 06/01/52	980	953,576
5.25%, 06/01/62	430	424,061
S&P Global, Inc.
3.25%, 12/01/49	545	425,264
3.70%, 03/01/52(d)	849	716,292
2.30%, 08/15/60	663	400,936
3.90%, 03/01/62(d)	450	380,721
Visa, Inc.
4.15%, 12/14/35	1,413	1,396,308
2.70%, 04/15/40	829	662,749
4.30%, 12/14/45	3,231	3,130,671

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Visa, Inc. (continued)
3.65%, 09/15/47	$676	$596,129
2.00%, 08/15/50	1,611	1,028,509
Western Union Co., 6.20%, 11/17/36	433	448,629

		18,832,178

Containers & Packaging — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47(a)	300	269,775
International Paper Co.
5.00%, 09/15/35	400	395,586
6.00%, 11/15/41	600	643,120
4.80%, 06/15/44	1,041	971,263
4.40%, 08/15/47	613	548,197
4.35%, 08/15/48	675	604,513
Packaging Corp. of America
4.05%, 12/15/49	538	447,756
3.05%, 10/01/51	620	435,021
Sonoco Products Co., 5.75%, 11/01/40(a)	450	461,974
WRKCo, Inc., 3.00%, 06/15/33(a)	600	508,186

		5,285,391

Diversified Financial Services — 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33	1,350	1,112,712
3.85%, 10/29/41	1,350	1,053,185
Bank of America Corp.
6.11%, 01/29/37(a)	1,500	1,621,470
7.75%, 05/14/38	1,550	1,929,535
5.88%, 02/07/42(a)	1,661	1,844,233
5.00%, 01/21/44	2,536	2,537,653
4.88%, 04/01/44	829	815,432
(1 day SOFR + 1.56%), 2.97%, 07/21/52(b)	1,630	1,149,300
(1 day SOFR + 1.58%), 3.31%, 04/22/42(b)	1,789	1,439,602
(1 day SOFR + 1.88%), 2.83%, 10/24/51(b)	1,425	977,290
(1 day SOFR + 1.93%), 2.68%, 06/19/41(b)	5,139	3,788,470
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	496	419,811
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	1,579	1,408,035
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(a)(b)	2,809	2,555,169
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	2,243	2,071,478
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	2,053	1,900,029
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	4,235	3,645,429
Series N, (1 day SOFR + 1.65%), 3.48%, 03/13/52(b)	1,341	1,040,504
Barclays PLC
5.25%, 08/17/45	1,250	1,248,058
4.95%, 01/10/47(a)	1,478	1,411,666
(1 year CMT + 1.30%), 3.33%, 11/24/42(b)	928	701,409
(1 year CMT + 1.70%), 3.81%, 03/10/42(b)	950	707,017
Citigroup, Inc.
8.13%, 07/15/39(a)	1,975	2,616,325
5.88%, 01/30/42	1,623	1,770,239
6.68%, 09/13/43	163	190,356
5.30%, 05/06/44	413	405,891
4.65%, 07/30/45	2,070	1,945,616
4.75%, 05/18/46	2,243	2,061,081
4.65%, 07/23/48	2,393	2,283,585
(1 day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,208	904,409
(1 day SOFR + 4.55%), 5.32%, 03/26/41(b)	1,990	2,027,145

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	$829	$748,351
CME Group, Inc.
5.30%, 09/15/43	829	899,443
4.15%, 06/15/48	650	619,161
Credit Suisse Group AG, 4.88%, 05/15/45	1,682	1,392,038
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	1,000	972,527
Goldman Sachs Group, Inc.
6.13%, 02/15/33	1,500	1,648,280
6.45%, 05/01/36	500	545,831
6.75%, 10/01/37	4,949	5,546,181
6.25%, 02/01/41	2,529	2,866,787
4.80%, 07/08/44	2,386	2,308,162
5.15%, 05/22/45	2,243	2,220,646
(1 day SOFR + 1.47%), 2.91%, 07/21/42(b)	1,659	1,239,664
(1 day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,279	1,786,868
(1 day SOFR + 1.63%), 3.44%, 02/24/43(b)	1,504	1,209,791
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	3,009	2,669,003
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	1,579	1,462,857
HSBC Holdings PLC
6.50%, 05/02/36	1,803	1,915,227
6.50%, 09/15/37	2,440	2,561,249
6.80%, 06/01/38	1,350	1,443,364
6.10%, 01/14/42(a)	1,529	1,714,872
5.25%, 03/14/44	1,418	1,350,037
Intercontinental Exchange, Inc.
4.60%, 03/15/33	1,453	1,441,422
2.65%, 09/15/40	1,579	1,175,138
4.25%, 09/21/48	1,013	907,887
3.00%, 06/15/50	1,259	915,504
4.95%, 06/15/52	1,046	1,034,257
3.00%, 09/15/60	1,285	868,263
5.20%, 06/15/62	1,025	1,023,680
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,946,465
5.50%, 10/15/40	1,259	1,337,157
5.60%, 07/15/41	1,804	1,937,382
5.40%, 01/06/42	1,329	1,403,242
5.63%, 08/16/43	1,413	1,488,553
4.85%, 02/01/44	1,026	1,026,994
4.95%, 06/01/45	1,536	1,501,801
(1 day SOFR + 1.46%), 3.16%, 04/22/42(b)	908	715,985
(1 day SOFR + 1.51%), 2.53%, 11/19/41(b)	1,993	1,428,830
(1 day SOFR + 1.58%), 3.33%, 04/22/52(b)	2,791	2,117,539
(1 day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,409	1,762,028
(1 day SOFR + 2.46%), 3.11%, 04/22/41(b)	1,661	1,313,116
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	1,900	1,622,256
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	3,573	3,057,952
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	1,513	1,321,935
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	2,029	1,823,822
Kimberly-Clark Corp.
6.63%, 08/01/37	600	727,524
5.30%, 03/01/41	163	173,114
3.20%, 07/30/46	136	107,659
3.90%, 05/04/47	620	546,722
2.88%, 02/07/50(a)	660	493,140
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	971	911,245

5

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Lloyds Banking Group PLC (continued)
4.34%, 01/09/48	$1,001	$824,168
(5 year CMT + 1.50%), 3.37%, 12/14/46(b)	1,150	827,778
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	163	151,373
3.75%, 07/18/39	1,832	1,596,493
Morgan Stanley
6.38%, 07/24/42(a)	2,369	2,766,299
4.30%, 01/27/45(a)	2,479	2,285,187
4.38%, 01/22/47	1,000	936,343
(1 day SOFR + 1.43%), 2.80%, 01/25/52(b)	2,064	1,419,282
(1 day SOFR + 4.84%), 5.60%, 03/24/51(b)	1,579	1,720,332
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	2,489	2,346,448
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,979	1,770,762
Nasdaq, Inc.
2.50%, 12/21/40	600	416,839
3.25%, 04/28/50	430	310,629
3.95%, 03/07/52	500	410,224
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	336,146
2.93%, 09/17/41	780	562,391
3.05%, 01/14/42	450	338,591

		142,852,370

Diversified Telecommunication Services — 3.9%
AT&T, Inc.
2.55%, 12/01/33	3,580	2,894,689
4.50%, 05/15/35	2,155	2,048,276
5.25%, 03/01/37	1,650	1,673,509
4.90%, 08/15/37	375	363,657
6.30%, 01/15/38	700	773,018
4.85%, 03/01/39	1,100	1,051,920
5.35%, 09/01/40	1,000	1,010,640
3.50%, 06/01/41	2,300	1,846,487
4.30%, 12/15/42	2,200	1,941,883
3.10%, 02/01/43	1,300	971,353
4.65%, 06/01/44	125	113,974
4.35%, 06/15/45	1,250	1,093,048
4.75%, 05/15/46	2,000	1,843,476
5.15%, 11/15/46	680	657,284
5.65%, 02/15/47	900	929,576
5.45%, 03/01/47	300	302,112
4.50%, 03/09/48	1,850	1,623,762
4.55%, 03/09/49	850	753,141
3.65%, 06/01/51	3,100	2,384,931
3.30%, 02/01/52	800	586,776
3.50%, 09/15/53	6,489	4,788,529
3.55%, 09/15/55	6,833	4,999,586
3.80%, 12/01/57	5,499	4,180,663
3.65%, 09/15/59	5,961	4,370,066
3.85%, 06/01/60	1,400	1,062,190
3.50%, 02/01/61	750	538,819
Telefonica Emisiones SA
7.05%, 06/20/36	1,890	2,074,368
4.67%, 03/06/38	655	569,465
5.21%, 03/08/47	2,267	2,007,164
4.90%, 03/06/48	1,182	1,001,470
5.52%, 03/01/49	1,000	917,013
Verizon Communications, Inc.
4.50%, 08/10/33	2,200	2,150,874
4.40%, 11/01/34	1,993	1,916,344

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.27%, 01/15/36	$2,036	$1,906,375
5.25%, 03/16/37(a)	800	822,173
4.81%, 03/15/39	1,242	1,201,172
2.65%, 11/20/40	3,013	2,176,212
3.40%, 03/22/41	3,186	2,564,504
2.85%, 09/03/41	1,288	953,719
3.85%, 11/01/42	163	138,296
6.55%, 09/15/43	900	1,039,710
4.13%, 08/15/46	950	823,594
4.86%, 08/21/46(a)	2,359	2,278,139
4.52%, 09/15/48	1,250	1,143,829
4.00%, 03/22/50	1,579	1,334,654
2.88%, 11/20/50	2,823	1,919,701
3.55%, 03/22/51	3,549	2,752,119
3.88%, 03/01/52(a)	1,322	1,084,977
5.01%, 08/21/54	800	780,092
4.67%, 03/15/55	750	692,626
2.99%, 10/30/56	3,939	2,621,728
3.00%, 11/20/60	2,025	1,319,697
3.70%, 03/22/61	2,312	1,756,267

		84,749,647

Education — 1.0%
American University, Series 2019, 3.67%, 04/01/49	111	92,045
Brown University, Series A, 2.92%, 09/01/50	225	170,322
California Institute of Technology
4.70%, 11/01/2111	250	232,058
3.65%, 09/01/2119	1,829	1,300,803
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122	279	283,876
Duke University
Series 2020, 2.68%, 10/01/44	225	175,169
Series 2020, 2.83%, 10/01/55	930	683,402
Emory University, Series 2020, 2.97%, 09/01/50	288	215,418
Ford Foundation, Series 2020, 2.82%, 06/01/70	2,520	1,644,935
George Washington University
4.87%, 09/15/45	26	25,875
Series 2014, 4.30%, 09/15/44	163	146,453
Series 2018, 4.13%, 09/15/48	606	543,970
Georgetown University, Series 20A, 2.94%, 04/01/50(a)	27	18,837
Howard University, Series 22A, 5.21%, 10/01/52	64	52,603
Leland Stanford Junior University
3.65%, 05/01/48	620	547,606
2.41%, 06/01/50	225	156,350
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,866,171
5.60%, 07/01/2111	413	471,063
4.68%, 07/01/2114	225	214,615
3.89%, 07/01/2116	1,000	791,150
Series F, 2.99%, 07/01/50	216	170,086
Series G, 2.29%, 07/01/51(a)	101	68,345
Northwestern University, 3.87%, 12/01/48	26	23,432
President and Fellows of Harvard College
3.15%, 07/15/46	2,113	1,729,425
2.52%, 10/15/50	133	93,502
3.30%, 07/15/56	579	463,789
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	329	223,199
Thomas Jefferson University, 3.85%, 11/01/57	66	51,776

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Trustees of Boston College, 3.13%, 07/01/52	$413	$304,937
Trustees of Princeton University
5.70%, 03/01/39	413	473,547
4.20%, 03/01/52	2,000	1,950,521
Series 2020, 2.52%, 07/01/50(a)	346	248,586
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	103	74,831
Series 2020, 2.40%, 10/01/50	94	64,040
University of Chicago
3.00%, 10/01/52	2,000	1,483,370
Series C, 2.55%, 04/01/50(a)	64	45,824
University of Miami, Series 2022, 4.06%, 04/01/52(a) .	500	441,916
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	28	23,372
University of Southern California
3.03%, 10/01/39	130	108,710
2.81%, 10/01/50	63	44,983
Series 2017, 3.84%, 10/01/47	1,000	866,509
Series 21A, 2.95%, 10/01/51	883	646,760
Series A, 3.23%, 10/01/2120	61	39,217
Washington University
4.35%, 04/15/2122	29	25,216
Series 2022, 3.52%, 04/15/54(a)	2,350	1,989,812
William Marsh Rice University, 3.77%, 05/15/55	215	191,228
Yale University, Series 2020, 2.40%, 04/15/50	113	77,727

		21,557,381

Electric Utilities — 9.7%
AEP Texas, Inc.
3.45%, 05/15/51	829	637,387
5.25%, 05/15/52	880	897,990
Series H, 3.45%, 01/15/50	163	126,092
AEP Transmission Co. LLC
3.80%, 06/15/49	829	694,285
3.15%, 09/15/49	64	48,068
Series M, 3.65%, 04/01/50	413	339,166
Series N, 2.75%, 08/15/51	329	225,062
Series O, 4.50%, 06/15/52(a)	2,000	1,896,078
Alabama Power Co.
6.13%, 05/15/38(a)	829	913,215
3.75%, 03/01/45	618	510,079
4.30%, 01/02/46	163	143,772
3.45%, 10/01/49	120	92,420
3.13%, 07/15/51	496	362,272
3.00%, 03/15/52	550	392,358
Series B, 3.70%, 12/01/47	1,077	881,347
Ameren Illinois Co.
4.15%, 03/15/46	413	363,966
4.50%, 03/15/49	250	242,671
3.25%, 03/15/50	797	611,174
5.90%, 12/01/52	400	464,976
American Electric Power Co., Inc., 3.25%, 03/01/50	829	595,916
Appalachian Power Co.
4.40%, 05/15/44	163	142,312
4.45%, 06/01/45	1,000	881,272
Series Z, 3.70%, 05/01/50	650	519,292
Arizona Public Service Co.
5.05%, 09/01/41(a)	163	153,729
4.50%, 04/01/42	829	727,537
3.75%, 05/15/46	750	577,415
4.20%, 08/15/48	163	133,291

Security	Par (000)	Value

Electric Utilities (continued)
Arizona Public Service Co. (continued)
3.50%, 12/01/49	$911	$667,167
3.35%, 05/15/50	500	357,059
Avista Corp.
4.35%, 06/01/48	496	444,261
4.00%, 04/01/52	300	252,335
Baltimore Gas and Electric Co.
6.35%, 10/01/36	163	180,404
3.50%, 08/15/46	579	457,493
3.75%, 08/15/47	800	658,552
3.20%, 09/15/49	145	109,412
2.90%, 06/15/50	371	266,530
4.55%, 06/01/52	630	593,391
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,563	1,734,697
5.95%, 05/15/37	829	895,146
5.15%, 11/15/43	563	567,182
4.50%, 02/01/45	679	630,232
3.80%, 07/15/48	413	343,190
4.45%, 01/15/49	413	381,616
4.25%, 10/15/50	829	735,045
2.85%, 05/15/51	1,429	1,010,896
4.60%, 05/01/53(d)	1,029	966,610
Black Hills Corp.
4.35%, 05/01/33	329	306,331
4.20%, 09/15/46	250	205,231
3.88%, 10/15/49	288	220,303
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	26	21,860
4.50%, 04/01/44	800	758,603
3.95%, 03/01/48	163	142,677
Sereis AJ, 4.85%, 10/01/52(a)	500	504,591
Series AC, 4.25%, 02/01/49	950	871,271
Series AD, 2.90%, 07/01/50	250	180,605
Series AF, Class AF, 3.35%, 04/01/51	413	325,940
Series AH, Class AH, 3.60%, 03/01/52	800	661,557
Series K2, 6.95%, 03/15/33	220	255,880
CenterPoint Energy, Inc., 3.70%, 09/01/49	163	129,993
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	266,003
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	660	680,425
Commonwealth Edison Co.
5.90%, 03/15/36	800	871,569
6.45%, 01/15/38	350	407,933
3.80%, 10/01/42	320	276,698
4.60%, 08/15/43	300	288,530
3.70%, 03/01/45	163	135,993
4.35%, 11/15/45	800	727,588
3.65%, 06/15/46	620	507,855
4.00%, 03/01/48	829	727,790
4.00%, 03/01/49	829	719,125
3.00%, 03/01/50	413	303,881
5.30%, 02/01/53	40	42,622
Series 123, 3.75%, 08/15/47	900	748,292
Series 127, 3.20%, 11/15/49	505	383,249
Series 130, 3.13%, 03/15/51	329	244,394
Series 131, 2.75%, 09/01/51	413	285,388
Series 133, 3.85%, 03/15/52	659	559,966
Connecticut Light and Power Co.
4.30%, 04/15/44	450	413,707
4.00%, 04/01/48	1,200	1,082,882
5.25%, 01/15/53	500	535,433

7

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Connecticut Light and Power Co. (continued)
Series A, 4.15%, 06/01/45	$600	$535,306
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	418,337
3.95%, 03/01/43	547	468,347
4.45%, 03/15/44	663	612,005
4.50%, 12/01/45	563	514,775
3.85%, 06/15/46	829	688,354
3.20%, 12/01/51	2,000	1,489,295
6.15%, 11/15/52	500	580,405
4.50%, 05/15/58	829	741,709
3.70%, 11/15/59	480	374,451
3.60%, 06/15/61	620	482,689
Series 06-A, 5.85%, 03/15/36	1,000	1,065,950
Series 07-A, 6.30%, 08/15/37	393	440,335
Series 09-C, 5.50%, 12/01/39(a)	867	894,420
Series 12-A, 4.20%, 03/15/42	329	293,612
Series 2017, 3.88%, 06/15/47	400	330,179
Series 20B, 3.95%, 04/01/50	829	709,878
Series A, 4.13%, 05/15/49	413	357,304
Series C, 4.30%, 12/01/56	413	357,434
Series C, 4.00%, 11/15/57	620	514,229
Series C, 3.00%, 12/01/60	660	448,610
Series E, 4.65%, 12/01/48	413	384,911
Constellation Energy Generation LLC
6.25%, 10/01/39	697	751,363
5.75%, 10/01/41	413	419,797
5.60%, 06/15/42(a)	869	879,692
Consumers Energy Co.
3.25%, 08/15/46	1,000	774,208
4.05%, 05/15/48	450	398,435
4.35%, 04/15/49	829	771,821
3.10%, 08/15/50	440	327,189
3.50%, 08/01/51	829	669,288
2.65%, 08/15/52	59	40,037
4.20%, 09/01/52(a)	510	465,303
2.50%, 05/01/60	874	530,511
Dayton Power and Light Co., 3.95%, 06/15/49	350	289,921
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	829	864,478
4.60%, 06/15/43	163	153,996
5.10%, 06/01/65	413	416,629
Dominion Energy, Inc.
7.00%, 06/15/38	163	184,441
4.70%, 12/01/44	829	750,061
Series A, 4.60%, 03/15/49	413	375,816
Series B, 5.95%, 06/15/35	290	310,366
Series B, 4.85%, 08/15/52(a)	400	376,280
Series C, 3.30%, 04/15/41	225	177,316
Series C, 4.90%, 08/01/41	409	383,498
Series E, 6.30%, 03/15/33(a)	255	278,762
DTE Electric Co.
4.30%, 07/01/44	300	275,028
3.70%, 03/15/45	534	452,241
3.70%, 06/01/46	163	134,558
3.75%, 08/15/47	630	528,757
3.95%, 03/01/49	750	652,806
2.95%, 03/01/50(a)	829	605,494
Series A, 4.00%, 04/01/43	97	86,336
Series A, 4.05%, 05/15/48	163	145,206
Series B, 3.25%, 04/01/51	579	443,042

Security	Par (000)	Value

Electric Utilities (continued)
DTE Electric Co. (continued)
Series B, 3.65%, 03/01/52	$117	$96,898
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	455,500
6.05%, 04/15/38	511	569,477
5.30%, 02/15/40	963	1,001,212
4.25%, 12/15/41	829	755,751
4.00%, 09/30/42	1,113	975,121
3.88%, 03/15/46	800	674,161
3.70%, 12/01/47	413	338,310
3.95%, 03/15/48	829	707,013
3.20%, 08/15/49	769	581,819
3.45%, 04/15/51	225	176,522
3.55%, 03/15/52	892	721,422
5.35%, 01/15/53	750	792,380
Duke Energy Corp.
3.30%, 06/15/41	1,279	994,311
4.80%, 12/15/45(a)	463	435,766
3.75%, 09/01/46	1,243	986,595
3.95%, 08/15/47	413	333,211
4.20%, 06/15/49	413	349,696
3.50%, 06/15/51	829	626,286
5.00%, 08/15/52(a)	800	764,977
Duke Energy Florida LLC
6.35%, 09/15/37	450	514,277
5.65%, 04/01/40	300	319,021
3.40%, 10/01/46	863	667,647
3.00%, 12/15/51	300	217,642
5.95%, 11/15/52	75	84,974
Duke Energy Indiana LLC
6.12%, 10/15/35	500	538,636
6.35%, 08/15/38	450	518,696
6.45%, 04/01/39	200	227,161
3.75%, 05/15/46	413	338,467
2.75%, 04/01/50	500	339,491
Series WWW, 4.90%, 07/15/43(a)	163	162,441
Series YYY, 3.25%, 10/01/49	800	594,208
Duke Energy Ohio, Inc., 3.70%, 06/15/46	163	128,220
Duke Energy Progress LLC
6.30%, 04/01/38	300	340,299
4.10%, 05/15/42	797	709,568
4.10%, 03/15/43	863	765,790
4.38%, 03/30/44	326	298,053
4.15%, 12/01/44	413	367,078
4.20%, 08/15/45	963	854,865
3.70%, 10/15/46	413	334,100
3.60%, 09/15/47	829	663,414
2.50%, 08/15/50	413	266,993
2.90%, 08/15/51	1,026	720,371
4.00%, 04/01/52	100	85,450
El Paso Electric Co., 6.00%, 05/15/35	413	422,897
Emera U.S. Finance LP, 4.75%, 06/15/46	988	830,548
Entergy Arkansas LLC
4.20%, 04/01/49	450	396,325
2.65%, 06/15/51	975	645,645
3.35%, 06/15/52	413	313,523
Entergy Corp., 3.75%, 06/15/50	464	367,880
Entergy Louisiana LLC
4.00%, 03/15/33	863	814,845
3.10%, 06/15/41	400	317,812
4.95%, 01/15/45	350	328,022

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Louisiana LLC (continued)
4.20%, 09/01/48	$613	$543,299
4.20%, 04/01/50	829	725,759
2.90%, 03/15/51	1,243	864,620
4.75%, 09/15/52	500	482,099
Entergy Mississippi LLC, 3.85%, 06/01/49	413	338,133
Entergy Texas, Inc.
3.55%, 09/30/49	130	101,960
5.00%, 09/15/52(a)	200	199,517
Evergy Kansas Central, Inc.
4.13%, 03/01/42	400	353,970
4.25%, 12/01/45	829	725,829
3.25%, 09/01/49	413	310,266
3.45%, 04/15/50	413	320,875
Evergy Metro, Inc.
5.30%, 10/01/41	340	345,111
Series 2019, 4.13%, 04/01/49	550	474,100
Eversource Energy, 3.45%, 01/15/50(a)	329	256,477
Exelon Corp.
4.95%, 06/15/35(a)	700	704,897
5.63%, 06/15/35	300	317,609
5.10%, 06/15/45	163	160,278
4.45%, 04/15/46	1,200	1,083,803
4.70%, 04/15/50	413	389,747
Florida Power & Light Co.
4.95%, 06/01/35	1,055	1,079,398
5.95%, 02/01/38	800	889,964
5.96%, 04/01/39	250	279,175
5.69%, 03/01/40	413	452,870
5.25%, 02/01/41	413	433,528
4.13%, 02/01/42	413	378,077
4.05%, 06/01/42	700	636,183
4.05%, 10/01/44	620	560,346
3.70%, 12/01/47	829	706,520
3.95%, 03/01/48	1,013	892,903
4.13%, 06/01/48	413	372,352
3.99%, 03/01/49	413	368,878
3.15%, 10/01/49	733	569,711
2.88%, 12/04/51	800	581,712
Georgia Power Co.
4.30%, 03/15/42	829	746,063
4.30%, 03/15/43	340	302,111
5.13%, 05/15/52	930	931,556
Series A, 3.25%, 03/15/51	600	441,996
Series B, 3.70%, 01/30/50(a)	829	660,170
Iberdrola International BV, 6.75%, 07/15/36	400	444,121
Idaho Power Co., Series K, 4.20%, 03/01/48	400	345,878
Indiana Michigan Power Co.
6.05%, 03/15/37	113	122,493
4.25%, 08/15/48	163	141,590
Series K, 4.55%, 03/15/46	96	85,491
Series L, 3.75%, 07/01/47	829	654,050
Interstate Power and Light Co.
6.25%, 07/15/39	260	282,403
3.70%, 09/15/46	413	322,177
3.50%, 09/30/49	477	365,387
3.10%, 11/30/51	355	249,936
ITC Holdings Corp., 5.30%, 07/01/43	200	193,318
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	658	645,472

Security	Par (000)	Value

Electric Utilities (continued)
Kentucky Utilities Co.
5.13%, 11/01/40	$850	$857,624
4.38%, 10/01/45	829	744,775
3.30%, 06/01/50	225	169,097
Louisville Gas & Electric Co., 4.25%, 04/01/49	829	736,502
MidAmerican Energy Co.
5.80%, 10/15/36	300	330,771
4.80%, 09/15/43	163	161,298
4.40%, 10/15/44	829	773,699
4.25%, 05/01/46	1,000	891,498
3.65%, 08/01/48	413	346,366
4.25%, 07/15/49	1,243	1,130,202
3.15%, 04/15/50	163	124,642
2.70%, 08/01/52	225	157,224
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	413	356,420
Series B, 3.10%, 07/30/51	413	285,410
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	242,639
4.30%, 03/15/49	413	371,657
Nevada Power Co.
Series EE, 3.13%, 08/01/50	329	238,967
Series GG, 5.90%, 05/01/53(a)	100	114,194
Series N, 6.65%, 04/01/36	600	697,707
NextEra Energy Capital Holdings, Inc., 3.00%, 01/15/52	454	319,827
Northern States Power Co.
6.20%, 07/01/37	1,000	1,130,469
5.35%, 11/01/39	350	369,802
3.40%, 08/15/42	130	107,362
4.13%, 05/15/44	250	224,624
4.00%, 08/15/45	250	218,847
3.60%, 05/15/46	500	410,762
3.60%, 09/15/47	953	785,648
2.90%, 03/01/50	366	266,563
3.20%, 04/01/52	145	111,297
4.50%, 06/01/52	626	606,292
NorthWestern Corp., 4.18%, 11/15/44	350	299,396
NSTAR Electric Co., 4.55%, 06/01/52	381	367,016
Oglethorpe Power Corp.
5.95%, 11/01/39	350	358,845
5.38%, 11/01/40	300	288,113
4.50%, 04/01/47(a)(d)	479	409,014
5.05%, 10/01/48(a)	829	762,352
3.75%, 08/01/50	163	126,261
Ohio Edison Co., 6.88%, 07/15/36	300	343,144
Ohio Power Co.
4.15%, 04/01/48	829	728,853
Series R, 2.90%, 10/01/51	359	252,736
Oklahoma Gas and Electric Co., 4.15%, 04/01/47	500	419,655
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	163	170,661
4.55%, 12/01/41	1,000	969,521
5.30%, 06/01/42	295	311,665
3.75%, 04/01/45	163	139,803
3.80%, 09/30/47	829	714,227
4.10%, 11/15/48	413	371,350
3.80%, 06/01/49	829	710,530
3.10%, 09/15/49	809	612,091
2.70%, 11/15/51	626	439,738

9

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
4.60%, 06/01/52	$500	$484,331
4.95%, 09/15/52	500	509,086
Pacific Gas and Electric Co.
4.50%, 07/01/40	1,659	1,365,687
3.30%, 08/01/40	741	531,812
4.20%, 06/01/41	1,262	998,052
4.60%, 06/15/43	350	283,216
4.75%, 02/15/44	413	337,843
4.30%, 03/15/45	1,026	781,801
4.25%, 03/15/46	700	528,372
4.00%, 12/01/46	510	371,228
3.95%, 12/01/47	655	475,071
4.95%, 07/01/50	2,646	2,209,038
3.50%, 08/01/50	1,745	1,177,670
5.25%, 03/01/52	543	471,896
6.75%, 01/15/53	550	576,085
PacifiCorp.
5.25%, 06/15/35(a)	163	169,098
5.75%, 04/01/37	500	537,310
6.25%, 10/15/37	700	786,885
6.35%, 07/15/38	243	275,443
6.00%, 01/15/39	500	546,989
4.10%, 02/01/42	163	144,056
4.13%, 01/15/49	829	729,421
4.15%, 02/15/50	413	364,152
3.30%, 03/15/51	1,000	775,037
2.90%, 06/15/52	1,726	1,232,468
5.35%, 12/01/53	950	1,014,588
PECO Energy Co.
5.95%, 10/01/36	260	284,964
3.90%, 03/01/48	829	724,002
3.00%, 09/15/49	126	92,259
3.05%, 03/15/51	57	41,736
2.85%, 09/15/51	243	172,188
4.60%, 05/15/52(a)	1,000	967,986
4.38%, 08/15/52	200	189,467
Potomac Electric Power Co.
6.50%, 11/15/37	450	519,636
4.15%, 03/15/43	563	510,328
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	281,368
4.75%, 07/15/43	163	156,936
4.15%, 10/01/45	300	265,940
3.95%, 06/01/47	400	350,850
4.15%, 06/15/48	400	357,867
3.00%, 10/01/49	110	82,604
Progress Energy, Inc., 6.00%, 12/01/39	800	852,951
Public Service Co. of Colorado
3.60%, 09/15/42	163	136,283
3.80%, 06/15/47	829	700,766
4.05%, 09/15/49	829	728,799
Series 36, 2.70%, 01/15/51	660	456,928
Series 39, 4.50%, 06/01/52	300	287,958
Public Service Co. of New Hampshire
3.60%, 07/01/49	829	685,488
5.15%, 01/15/53	350	369,849
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	130	92,362
Public Service Electric and Gas Co. 5.80%, 05/01/37	288	313,723

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
3.95%, 05/01/42	$385	$340,781
3.80%, 01/01/43(a)	260	225,218
3.80%, 03/01/46	1,036	879,234
3.60%, 12/01/47	250	206,073
3.85%, 05/01/49	413	352,925
3.20%, 08/01/49	300	231,835
3.15%, 01/01/50	329	252,745
2.70%, 05/01/50	300	210,426
2.05%, 08/01/50	300	181,944
3.00%, 03/01/51	829	613,726
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	430,451
5.76%, 10/01/39	300	316,129
5.80%, 03/15/40	413	436,899
4.30%, 05/20/45	400	349,591
4.22%, 06/15/48	413	359,816
3.25%, 09/15/49	620	456,680
2.89%, 09/15/51	300	205,132
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	436,312
4.15%, 05/15/48	829	736,805
3.70%, 03/15/52	400	335,519
Series RRR, 3.75%, 06/01/47	300	249,372
Series TTT, 4.10%, 06/15/49	300	263,232
Series UUU, 3.32%, 04/15/50	300	229,464
Series WWW, 2.95%, 08/15/51	600	436,087
Sempra Energy
3.80%, 02/01/38	1,329	1,163,666
6.00%, 10/15/39	700	749,679
4.00%, 02/01/48	829	696,314
Southern California Edison Co.
6.00%, 01/15/34	1,243	1,354,284
5.63%, 02/01/36	300	307,771
6.05%, 03/15/39(a)	700	754,141
4.50%, 09/01/40	829	750,276
4.05%, 03/15/42	340	288,127
4.65%, 10/01/43	1,038	967,140
4.00%, 04/01/47	1,479	1,241,259
3.65%, 02/01/50	1,429	1,123,314
3.45%, 02/01/52	880	670,673
Series 04-G, 5.75%, 04/01/35(a)	300	316,636
Series 05-E, 5.35%, 07/15/35	300	305,883
Series 08-A, 5.95%, 02/01/38	413	442,320
Series 13-A, 3.90%, 03/15/43	307	254,225
Series 20A, 2.95%, 02/01/51	1,000	689,532
Series B, 4.88%, 03/01/49	413	392,271
Series C, 3.60%, 02/01/45	163	125,812
Series C, 4.13%, 03/01/48	829	704,725
Series E, 5.45%, 06/01/52	243	248,308
Series H, 3.65%, 06/01/51	229	180,423
Southern Co.
4.25%, 07/01/36	550	506,063
4.40%, 07/01/46	1,570	1,405,489
Southern Power Co.
5.15%, 09/15/41	900	864,482
5.25%, 07/15/43	413	396,107
Series F, 4.95%, 12/15/46	829	756,170
Southwestern Electric Power Co.
6.20%, 03/15/40	300	320,713
3.25%, 11/01/51	329	232,960

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Electric Power Co. (continued)
Series J, 3.90%, 04/01/45	$340	$275,093
Series L, 3.85%, 02/01/48	413	325,216
Southwestern Public Service Co.
3.40%, 08/15/46	250	191,375
3.70%, 08/15/47	413	330,347
3.75%, 06/15/49	829	674,474
Series 8, 3.15%, 05/01/50	329	246,796
Tampa Electric Co.
4.10%, 06/15/42	163	141,962
4.35%, 05/15/44	300	265,352
4.30%, 06/15/48	329	284,703
4.45%, 06/15/49	1,036	915,629
5.00%, 07/15/52(a)	175	172,389
Toledo Edison Co., 6.15%, 05/15/37	26	28,107
Tucson Electric Power Co.
4.85%, 12/01/48	163	149,386
4.00%, 06/15/50	500	406,334
3.25%, 05/01/51	130	91,456
Union Electric Co.
5.30%, 08/01/37	300	306,283
3.90%, 09/15/42	1,000	871,489
3.65%, 04/15/45	285	234,996
4.00%, 04/01/48	829	709,008
3.25%, 10/01/49	413	310,910
3.90%, 04/01/52	579	499,225
Virginia Electric and Power Co.
6.35%, 11/30/37	1,000	1,113,333
8.88%, 11/15/38	950	1,338,203
4.00%, 01/15/43	463	401,131
4.45%, 02/15/44	538	489,552
4.60%, 12/01/48	374	347,222
3.30%, 12/01/49	209	161,042
2.45%, 12/15/50	591	380,741
2.95%, 11/15/51	413	295,194
Series A, 6.00%, 05/15/37	863	945,812
Series B, 6.00%, 01/15/36	829	890,976
Series B, 4.20%, 05/15/45	300	260,384
Series B, 3.80%, 09/15/47	413	339,368
Series C, 4.00%, 11/15/46	225	189,251
Series C, 4.63%, 05/15/52(a)	1,279	1,200,760
Series D, 4.65%, 08/15/43	413	386,646
Wisconsin Electric Power Co.
5.70%, 12/01/36	500	527,035
4.30%, 10/15/48	620	552,495
Wisconsin Power and Light Co., 6.38%, 08/15/37	200	222,453
Wisconsin Public Service Corp.
3.30%, 09/01/49	516	391,186
2.85%, 12/01/51	153	106,127
Xcel Energy, Inc.
6.50%, 07/01/36	650	734,696
3.50%, 12/01/49	1,130	884,702

		212,809,728

Electrical Equipment — 0.1%
Eaton Corp.(a)
4.15%, 03/15/33	1,200	1,160,469
4.70%, 08/23/52	800	778,033

Security	Par (000)	Value

Electrical Equipment (continued)
Fortive Corp., 4.30%, 06/15/46	$500	$414,732
Rockwell Automation, Inc., 4.20%, 03/01/49	829	762,745

		3,115,979

Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	550	500,490
Corning, Inc.
4.75%, 03/15/42	550	520,713
5.35%, 11/15/48	620	623,682
3.90%, 11/15/49	163	129,284
4.38%, 11/15/57	620	533,567
5.85%, 11/15/68	496	499,137
5.45%, 11/15/79	963	923,988
Rockwell Automation, Inc., 2.80%, 08/15/61	410	269,533
Tyco Electronics Group SA, 7.13%, 10/01/37	400	477,785

		4,478,179

Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	976	961,701
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.08%, 12/15/47	1,243	1,044,067
Halliburton Co.
4.85%, 11/15/35	829	811,409
6.70%, 09/15/38	800	901,938
7.45%, 09/15/39	850	1,018,854
4.50%, 11/15/41	450	402,187
4.75%, 08/01/43	736	681,302
5.00%, 11/15/45(a)	1,959	1,863,712
NOV, Inc., 3.95%, 12/01/42	847	641,449

		8,326,619

Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52	66	55,774
Republic Services, Inc.
2.38%, 03/15/33(a)	1,043	867,628
5.70%, 05/15/41	600	640,838
3.05%, 03/01/50	350	258,658
Waste Connections, Inc.
3.05%, 04/01/50	829	608,973
2.95%, 01/15/52	650	465,472
Waste Management, Inc.
2.95%, 06/01/41	470	370,853
4.10%, 03/01/45	355	323,846
4.15%, 07/15/49	413	377,546
2.50%, 11/15/50	450	302,648

		4,272,236

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	1,050	811,704
2.95%, 03/15/34(a)	843	711,559
4.85%, 04/15/49	163	147,536
4.00%, 02/01/50	629	514,505
3.00%, 05/18/51	880	604,732
3.55%, 03/15/52	1,030	787,707
American Homes 4 Rent LP
3.38%, 07/15/51	450	310,789
4.30%, 04/15/52	150	122,181
American Tower Corp.
3.70%, 10/15/49	600	452,600
3.10%, 06/15/50	928	625,711
2.95%, 01/15/51	1,070	704,715

11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc., 3.90%, 10/15/46	$663	$543,719
Boston Properties LP, 2.45%, 10/01/33	829	631,795
Corporate Office Properties LP, 2.90%, 12/01/33	413	302,949
Crown Castle, Inc.
2.90%, 04/01/41	1,659	1,219,372
4.75%, 05/15/47	350	316,322
5.20%, 02/15/49	400	383,364
3.25%, 01/15/51	900	643,682
Equinix, Inc.
3.00%, 07/15/50	514	353,603
2.95%, 09/15/51	200	135,667
3.40%, 02/15/52	660	488,463
ERP Operating LP
4.50%, 07/01/44	697	647,371
4.50%, 06/01/45	413	372,646
Essex Portfolio LP
4.50%, 03/15/48	300	259,620
2.65%, 09/01/50	329	204,785
Federal Realty Investment Trust, 4.50%, 12/01/44	500	424,827
Healthpeak Properties, Inc., 6.75%, 02/01/41	250	272,806
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	413	318,789
Kilroy Realty LP, 2.65%, 11/15/33(a)	329	237,659
Kimco Realty OP LLC
4.25%, 04/01/45	500	404,431
4.13%, 12/01/46	250	195,614
4.45%, 09/01/47	288	237,721
3.70%, 10/01/49	413	307,610
Mid-America Apartments LP, 2.88%, 09/15/51	609	424,582
National Retail Properties, Inc.
3.10%, 04/15/50	829	551,168
3.50%, 04/15/51	350	254,813
3.00%, 04/15/52	378	247,419
Omega Healthcare Investors, Inc., 3.25%, 04/15/33	629	473,037
Realty Income Corp.
1.80%, 03/15/33	213	162,411
4.65%, 03/15/47(a)	500	474,083
Regency Centers LP, 4.40%, 02/01/47	413	344,495
Simon Property Group LP
6.75%, 02/01/40	350	404,794
4.75%, 03/15/42	476	434,957
4.25%, 10/01/44	163	138,204
4.25%, 11/30/46	413	357,332
3.25%, 09/13/49	1,341	977,516
3.80%, 07/15/50	829	667,315
UDR, Inc.
1.90%, 03/15/33	563	424,844
2.10%, 06/15/33	400	302,424
Ventas Realty LP, 5.70%, 09/30/43	550	535,981
Welltower OP LLC
6.50%, 03/15/41	350	372,000
4.95%, 09/01/48	450	400,270
Weyerhaeuser Co.
3.38%, 03/09/33(a)	350	307,686
4.00%, 03/09/52	350	291,255
WP Carey, Inc., 2.25%, 04/01/33(a)	400	312,475

		23,555,615

Food & Staples Retailing — 1.8%
Campbell Soup Co.
4.80%, 03/15/48	620	591,455

Security	Par (000)	Value

Food & Staples Retailing (continued)
Campbell Soup Co. (continued)
3.13%, 04/24/50	$400	$292,677
Conagra Brands, Inc.
5.30%, 11/01/38	829	833,902
5.40%, 11/01/48(a)	973	960,269
Dollar General Corp.
4.13%, 04/03/50	429	362,745
5.50%, 11/01/52	250	261,407
Dollar Tree, Inc., 3.38%, 12/01/51	329	238,286
General Mills, Inc.
4.70%, 04/17/48	400	382,692
3.00%, 02/01/51	871	655,831
Ingredion, Inc., 3.90%, 06/01/50	413	321,232
Kellogg Co., 4.50%, 04/01/46	553	512,808
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	418,810
Kraft Heinz Foods Co.
5.00%, 07/15/35(a)	671	672,121
6.88%, 01/26/39	813	924,354
4.63%, 10/01/39	413	380,100
6.50%, 02/09/40(a)	671	739,669
5.00%, 06/04/42	987	949,934
5.20%, 07/15/45	1,253	1,225,192
4.38%, 06/01/46	2,700	2,357,626
4.88%, 10/01/49	1,187	1,110,207
5.50%, 06/01/50	763	778,714
Kroger Co.
5.40%, 07/15/40	900	906,707
5.15%, 08/01/43	309	302,590
3.88%, 10/15/46	413	338,086
4.45%, 02/01/47	829	746,009
4.65%, 01/15/48	413	379,496
5.40%, 01/15/49	413	419,828
3.95%, 01/15/50	1,025	857,004
Sysco Corp.
5.38%, 09/21/35	350	356,775
6.60%, 04/01/40	350	392,951
4.85%, 10/01/45	697	652,281
4.50%, 04/01/46	428	381,720
4.45%, 03/15/48	413	365,969
3.30%, 02/15/50	400	296,395
6.60%, 04/01/50	979	1,135,038
3.15%, 12/14/51	600	431,653
Target Corp.
6.50%, 10/15/37	400	465,127
7.00%, 01/15/38	655	806,871
4.00%, 07/01/42	950	887,323
3.63%, 04/15/46	702	596,621
3.90%, 11/15/47	413	360,372
2.95%, 01/15/52	850	629,804
4.80%, 01/15/53	700	707,253
Walgreens Boots Alliance, Inc.
4.50%, 11/18/34	300	273,188
4.65%, 06/01/46(a)	1,050	883,870
4.10%, 04/15/50	829	637,825
Walmart, Inc.
5.25%, 09/01/35	1,200	1,315,138
6.50%, 08/15/37	1,000	1,217,934
3.95%, 06/28/38	500	479,889
5.63%, 04/01/40	1,659	1,860,217
5.63%, 04/15/41	550	622,321
2.50%, 09/22/41	854	653,595

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Walmart, Inc. (continued)
4.30%, 04/22/44(a)	$300	$292,878
4.05%, 06/29/48	1,493	1,422,255
2.95%, 09/24/49	550	425,939
2.65%, 09/22/51(a)	1,342	979,921
4.50%, 09/09/52	900	904,854

		39,355,728

Food Products — 0.5%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	700	750,020
4.02%, 04/16/43	59	53,015
3.75%, 09/15/47	429	370,409
4.50%, 03/15/49	829	805,667
2.70%, 09/15/51	600	427,476
General Mills, Inc., 5.40%, 06/15/40	450	471,397
Hershey Co.
3.13%, 11/15/49	413	318,848
2.65%, 06/01/50	300	211,438
Hormel Foods Corp., 3.05%, 06/03/51	413	310,106
J M Smucker Co.
4.25%, 03/15/35	513	488,311
2.75%, 09/15/41	300	220,315
4.38%, 03/15/45	413	370,348
3.55%, 03/15/50	330	249,129
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)
5.75%, 04/01/33(a)	1,100	1,080,106
4.38%, 02/02/52	850	647,657
6.50%, 12/01/52(a)	1,450	1,481,160
Mondelez International, Inc., 2.63%, 09/04/50	880	603,017
Tyson Foods, Inc.
4.88%, 08/15/34(a)	425	428,976
5.15%, 08/15/44	413	408,143
4.55%, 06/02/47	663	603,801
5.10%, 09/28/48	1,393	1,375,486

		11,674,825

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
4.75%, 11/30/36	1,866	1,943,830
6.15%, 11/30/37	500	584,452
5.30%, 05/27/40	913	988,365
4.75%, 04/15/43	563	574,845
4.90%, 11/30/46	2,959	3,094,799
Baxter International, Inc.
3.50%, 08/15/46	413	309,045
3.13%, 12/01/51(a)	671	461,064
Becton Dickinson and Co.
4.69%, 12/15/44	944	897,219
4.67%, 06/06/47	1,563	1,474,988
3.79%, 05/20/50	347	285,454
Boston Scientific Corp.
4.55%, 03/01/39	615	582,414
7.38%, 01/15/40	250	303,474
4.70%, 03/01/49	839	809,810
Danaher Corp.
4.38%, 09/15/45	475	455,171
2.60%, 10/01/50	813	561,599
2.80%, 12/10/51	660	474,051
DH Europe Finance II Sarl, 3.40%, 11/15/49	1,058	860,305

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
DH Europe Finance II SARL, 3.25%, 11/15/39	$729	$622,104
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(d)	915	1,056,926
Koninklijke Philips NV
6.88%, 03/11/38	829	954,626
5.00%, 03/15/42(a)	413	386,941
Medtronic, Inc.
4.38%, 03/15/35	1,638	1,629,514
4.63%, 03/15/45(a)	1,850	1,859,740
PerkinElmer, Inc., 3.63%, 03/15/51	300	221,554
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51(a)	500	391,394
Stryker Corp.
4.10%, 04/01/43	550	480,552
4.63%, 03/15/46	1,036	976,123
2.90%, 06/15/50	713	513,052
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,177	924,180
4.10%, 08/15/47	1,163	1,089,169
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39(a)	250	254,295
4.45%, 08/15/45	413	349,410

		26,370,465

Health Care Providers & Services — 4.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	45,309
Adventist Health System, 3.63%, 03/01/49	127	96,533
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	24,713
3.39%, 10/15/49	1,585	1,222,291
Series 2020, 3.01%, 06/15/50	198	142,521
Aetna, Inc.
6.63%, 06/15/36	700	785,065
6.75%, 12/15/37	475	536,968
4.50%, 05/15/42	428	392,904
4.75%, 03/15/44	849	789,259
3.88%, 08/15/47	869	718,493
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	961	660,233
Allina Health System, Series 2019, 3.89%, 04/15/49 .	142	121,046
AmerisourceBergen Corp.
4.25%, 03/01/45	663	582,971
4.30%, 12/15/47(a)	413	369,889
Ascension Health
3.95%, 11/15/46	1,243	1,095,633
Series B, 3.11%, 11/15/39	2,000	1,614,962
Banner Health
2.91%, 01/01/42	1,640	1,278,037
2.91%, 01/01/51	231	165,330
Series 2020, 3.18%, 01/01/50	118	88,250
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	213	180,358
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,777,180
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	798,423
Bon Secours Mercy Health, Inc., Series 20-2, 3.21%, 06/01/50	110	78,599
Cardinal Health, Inc.
4.50%, 11/15/44	400	344,225
4.90%, 09/15/45	620	560,017

13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Cardinal Health, Inc. (continued) 4.37%, 06/15/47	$413	$348,289
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	118,079
Children’s Hospital Medical Center, 4.27%, 05/15/44 .	1,000	927,985
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	63,557
City of Hope, Series 2013, 5.62%, 11/15/43	610	633,271
CommonSpirit Health
3.82%, 10/01/49	1,437	1,166,155
4.19%, 10/01/49	1,761	1,473,054
6.46%, 11/01/52(a)	343	396,467
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	225	154,256
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	768,211
CVS Health Corp., 6.13%, 09/15/39	200	213,439
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,164	995,771
Dignity Health, 5.27%, 11/01/64	26	24,924
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	761,461
Elevance Health, Inc.
5.95%, 12/15/34(a)	350	379,789
6.38%, 06/15/37	350	389,453
4.63%, 05/15/42	900	868,102
4.65%, 01/15/43	859	822,844
5.10%, 01/15/44	745	748,666
4.65%, 08/15/44	788	743,845
4.38%, 12/01/47	879	800,589
4.55%, 03/01/48	620	575,183
3.70%, 09/15/49	800	651,366
3.13%, 05/15/50	999	742,882
3.60%, 03/15/51	1,220	984,135
4.55%, 05/15/52	1,029	956,633
6.10%, 10/15/52	610	694,309
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52(a)	326	324,319
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	2,000	1,836,832
Series 2020, 2.68%, 09/01/41	126	92,318
Series 2020, 2.88%, 09/01/50	657	459,244
Hartford HealthCare Corp., 3.45%, 07/01/54	113	83,438
HCA, Inc.
5.13%, 06/15/39	829	781,392
4.38%, 03/15/42(d)	500	425,304
5.50%, 06/15/47	1,479	1,406,265
5.25%, 06/15/49	1,856	1,695,750
3.50%, 07/15/51	1,495	1,048,289
4.63%, 03/15/52(d)	1,576	1,329,312
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	1,127	943,455
Humana, Inc.
4.63%, 12/01/42	829	763,255
4.95%, 10/01/44	563	542,698
4.80%, 03/15/47	130	120,630
3.95%, 08/15/49	400	334,359
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	1,413	982,717

Security	Par (000)	Value

Health Care Providers & Services (continued)
Inova Health System Foundation, 4.07%, 05/15/52	$25	$22,319
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	122	93,416
Johns Hopkins Health System Corp., 3.84%, 05/15/46	2,113	1,826,283
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	843,609
Series 2019, 3.27%, 11/01/49	243	189,907
Series 2021, 2.81%, 06/01/41	1,430	1,104,119
Series 2021, 3.00%, 06/01/51	3,055	2,271,476
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	511,738
Series 2020, 3.19%, 07/01/49	913	690,102
Series 2020, 3.34%, 07/01/60	329	236,213
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	200,271
Series 2021, 3.20%, 11/15/61(a)	301	218,439
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	25	19,208
Memorial Health Services, 3.45%, 11/01/49	323	255,213
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42(a)	130	134,464
4.13%, 07/01/52	130	116,665
Series 2020, 2.96%, 01/01/50	2,505	1,806,059
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	645,771
Montefiore Obligated Group, 4.29%, 09/01/50	300	189,704
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	84,063
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	1,500	1,269,071
Series 2019, 3.74%, 07/01/49(a)	225	176,259
Series 2020, 3.39%, 07/01/50	120	84,844
MultiCare Health System, 2.80%, 08/15/50	200	127,358
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	23,642
New York and Presbyterian Hospital
2.26%, 08/01/40	413	289,458
4.02%, 08/01/45	97	86,246
2.61%, 08/01/60(a)	413	250,665
Series 2019, 3.95%, 08/01/2119	270	199,417
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	104,944
3.81%, 11/01/49	1,544	1,179,059
Novant Health, Inc.
2.64%, 11/01/36	66	51,645
3.17%, 11/01/51	2,358	1,741,456
3.32%, 11/01/61(a)	141	102,618
NYU Langone Hospitals
4.37%, 07/01/47	645	585,513
Series 13-A, 5.75%, 07/01/43	500	530,503
Series 2020, 3.38%, 07/01/55	500	366,624
OhioHealth Corp., 2.83%, 11/15/41	272	205,662
Orlando Health Obligated Group, 3.33%, 10/01/50	125	91,651
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50	66	47,303
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42(a)	106	76,885
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	106,389
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,749	1,125,063

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Queen’s Health Systems, 4.81%, 07/01/52	$60	$58,829
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	57	41,193
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,150	994,489
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	113	76,173
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	63	44,522
Stanford Health Care, 3.03%, 08/15/51	579	417,711
Summa Health, 3.51%, 11/15/51	130	94,238
Sutter Health
Series 2018, 4.09%, 08/15/48	27	23,190
Series 20A, 3.16%, 08/15/40	115	90,465
Series 20A, 3.36%, 08/15/50	276	207,232
Texas Health Resources, 2.33%, 11/15/50	107	65,853
Trinity Health Corp.
4.13%, 12/01/45	1,500	1,353,562
Series 2019, 3.43%, 12/01/48	64	50,794
Series 2021, 2.63%, 12/01/40	29	21,570
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	210,487
UnitedHealth Group, Inc.
4.63%, 07/15/35	58	58,578
5.80%, 03/15/36	1,000	1,109,288
6.50%, 06/15/37	1,000	1,164,734
6.63%, 11/15/37	800	945,678
6.88%, 02/15/38	926	1,131,355
3.50%, 08/15/39	1,384	1,202,422
2.75%, 05/15/40	1,175	910,984
5.95%, 02/15/41	26	28,996
3.05%, 05/15/41	1,639	1,309,248
4.63%, 11/15/41	496	481,786
4.38%, 03/15/42(a)	650	614,780
3.95%, 10/15/42	597	544,884
4.25%, 03/15/43	1,163	1,092,872
4.75%, 07/15/45	1,143	1,147,351
4.20%, 01/15/47	620	564,516
4.25%, 04/15/47	829	758,502
3.75%, 10/15/47	1,113	946,661
4.25%, 06/15/48(a)	1,160	1,069,803
4.45%, 12/15/48	1,579	1,502,017
3.70%, 08/15/49	1,243	1,053,223
2.90%, 05/15/50	1,069	781,445
3.25%, 05/15/51	2,558	2,001,395
5.88%, 02/15/53	2,400	2,747,999
3.88%, 08/15/59	779	660,152
3.13%, 05/15/60	1,150	835,656
4.95%, 05/15/62	1,250	1,257,497
6.05%, 02/15/63	1,400	1,637,838
WakeMed, Series A, 3.29%, 10/01/52	59	41,406
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	528	501,154
Yale-New Haven Health Services Corp.,
Series 2020, 2.50%, 07/01/50	57	37,187

		97,212,530

Health Care Technology — 0.2%
Amazon.com, Inc.
2.88%, 05/12/41	2,060	1,623,698
3.25%, 05/12/61	1,779	1,308,281

Security	Par (000)	Value

Health Care Technology (continued)
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	$145	$104,913
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	661,837
Quest Diagnostics, Inc., 4.70%, 03/30/45	163	146,427

		3,845,156

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	413	343,401
Marriott International, Inc., Series II, 2.75%, 10/15/33	550	445,936
McDonald’s Corp.
4.70%, 12/09/35	586	587,641
6.30%, 10/15/37	1,100	1,262,020
6.30%, 03/01/38	829	945,771
5.70%, 02/01/39	300	322,435
3.70%, 02/15/42	726	614,688
4.60%, 05/26/45	829	782,413
4.88%, 12/09/45(a)	1,379	1,361,687
4.45%, 03/01/47	1,113	1,034,667
4.45%, 09/01/48	600	560,717
3.63%, 09/01/49(a)	1,374	1,125,950
4.20%, 04/01/50	1,152	1,031,402
5.15%, 09/09/52	400	411,499
Starbucks Corp.
3.75%, 12/01/47	829	677,132
4.50%, 11/15/48	800	735,275
4.45%, 08/15/49	400	365,549
3.35%, 03/12/50	829	633,494
3.50%, 11/15/50	1,010	787,910

		14,029,587

Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	500	369,567
MDC Holdings, Inc.
6.00%, 01/15/43	329	292,515
3.97%, 08/06/61	300	181,028
PulteGroup, Inc., 6.38%, 05/15/33	900	940,064
Whirlpool Corp.
5.15%, 03/01/43	130	119,788
4.50%, 06/01/46	413	349,315
4.60%, 05/15/50	496	428,847

		2,681,124

Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	750	637,584
5.00%, 06/15/52	400	400,165

		1,037,749

Industrial Conglomerates — 0.0%
Honeywell International, Inc.
5.70%, 03/15/36	250	275,836
5.38%, 03/01/41	400	435,097

		710,933

Insurance — 3.5%
Aflac, Inc.
4.00%, 10/15/46	340	286,093
4.75%, 01/15/49	543	530,268
Alleghany Corp., 3.25%, 08/15/51	829	621,697
Allstate Corp. 5.55%, 05/09/35	450	480,221

15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (continued)
5.95%, 04/01/36(a)	$350	$389,949
4.50%, 06/15/43	397	371,722
4.20%, 12/15/46	829	733,391
3.85%, 08/10/49	829	693,157
(3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67(b)	425	425,398
American Financial Group, Inc., 4.50%, 06/15/47	620	530,203
American International Group, Inc.
3.88%, 01/15/35(a)	500	460,861
6.25%, 05/01/36	750	816,452
4.50%, 07/16/44	700	653,005
4.80%, 07/10/45	620	590,444
4.75%, 04/01/48	829	791,212
4.38%, 06/30/50(a)	963	877,692
Aon Corp., 6.25%, 09/30/40	255	275,770
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	600	413,299
3.90%, 02/28/52	889	735,058
Aon Global Ltd.
4.60%, 06/14/44	563	515,363
4.75%, 05/15/45	413	386,507
Arch Capital Finance LLC, 5.03%, 12/15/46	500	468,454
Arch Capital Group Ltd.
7.35%, 05/01/34	500	588,069
3.64%, 06/30/50	829	625,058
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	248,140
Arthur J Gallagher & Co.
3.50%, 05/20/51	763	579,166
3.05%, 03/09/52	300	205,144
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	300	220,509
Athene Holding Ltd.
3.95%, 05/25/51	194	142,482
3.45%, 05/15/52	700	464,768
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40(a)	700	801,185
4.40%, 05/15/42	676	664,173
4.30%, 05/15/43	463	443,194
4.20%, 08/15/48(a)	2,209	2,067,406
4.25%, 01/15/49	1,879	1,770,529
2.85%, 10/15/50	1,629	1,173,221
2.50%, 01/15/51	628	425,850
3.85%, 03/15/52	2,567	2,216,300
Berkshire Hathaway, Inc., 4.50%, 02/11/43	911	906,484
Brighthouse Financial, Inc.
4.70%, 06/22/47	985	800,831
3.85%, 12/22/51	350	246,148
Brown & Brown, Inc., 4.95%, 03/17/52	570	513,993
Chubb Corp.
6.00%, 05/11/37	1,100	1,230,064
Series 1, 6.50%, 05/15/38	526	622,805
Chubb INA Holdings, Inc.
4.15%, 03/13/43	97	89,413
4.35%, 11/03/45	1,659	1,567,368
2.85%, 12/15/51	413	298,748
3.05%, 12/15/61	936	664,850
Cincinnati Financial Corp., 6.13%, 11/01/34	310	332,241
Corebridge Financial, Inc.(d)
4.35%, 04/05/42	525	455,575
4.40%, 04/05/52	1,155	989,045
Equitable Holdings, Inc., 5.00%, 04/20/48	1,379	1,303,687

Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	$1,113	$830,548
3.13%, 10/15/52	865	600,089
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	265,484
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	533,993
6.10%, 10/01/41	26	27,737
4.30%, 04/15/43	500	441,321
3.60%, 08/19/49	1,106	878,723
2.90%, 09/15/51	629	435,012
Jackson Financial, Inc., 4.00%, 11/23/51	400	276,925
Lincoln National Corp.
6.30%, 10/09/37	163	169,630
7.00%, 06/15/40	625	699,607
4.35%, 03/01/48	280	227,116
4.38%, 06/15/50	413	332,572
Loews Corp., 6.00%, 02/01/35	300	324,618
Manulife Financial Corp., 5.38%, 03/04/46	579	598,950
Markel Corp.
5.00%, 04/05/46	400	368,407
4.30%, 11/01/47	620	514,831
5.00%, 05/20/49	300	280,904
4.15%, 09/17/50	413	337,477
3.45%, 05/07/52	475	347,749
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	400	437,029
4.75%, 03/15/39	450	441,975
4.35%, 01/30/47	513	469,563
4.20%, 03/01/48	413	370,421
4.90%, 03/15/49	1,279	1,272,350
2.90%, 12/15/51	343	245,334
6.25%, 11/01/52	450	542,075
MetLife, Inc.
6.38%, 06/15/34	1,863	2,167,997
5.70%, 06/15/35	1,050	1,152,946
5.88%, 02/06/41	655	711,569
4.13%, 08/13/42	825	748,606
4.88%, 11/13/43	1,036	1,030,170
4.72%, 12/15/44	450	433,909
4.05%, 03/01/45	1,013	905,038
4.60%, 05/13/46(a)	443	422,923
5.00%, 07/15/52(a)	910	923,165
5.25%, 01/15/54	1,000	1,040,220
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	334,796
Old Republic International Corp., 3.85%, 06/11/51	600	454,954
Principal Financial Group, Inc.
6.05%, 10/15/36	450	482,157
4.63%, 09/15/42	250	221,791
4.30%, 11/15/46(a)	513	445,367
Progressive Corp.
4.35%, 04/25/44	26	23,673
3.70%, 01/26/45	130	108,128
4.13%, 04/15/47	1,213	1,093,373
4.20%, 03/15/48	413	375,237
3.95%, 03/26/50	413	359,729
3.70%, 03/15/52	655	552,110
Prudential Financial, Inc.
5.70%, 12/14/36	1,000	1,096,278
3.00%, 03/10/40	1,529	1,212,741
4.60%, 05/15/44	763	740,314

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial, Inc. (continued)
3.91%, 12/07/47	$813	$694,663
4.42%, 03/27/48	450	411,262
3.94%, 12/07/49	752	641,435
4.35%, 02/25/50	1,329	1,207,929
3.70%, 03/13/51	1,386	1,144,576
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	389,971
Travelers Cos., Inc.
6.75%, 06/20/36	163	192,527
6.25%, 06/15/37	1,113	1,277,550
5.35%, 11/01/40	300	320,283
4.60%, 08/01/43(a)	702	671,834
4.30%, 08/25/45	163	149,399
3.75%, 05/15/46	450	375,220
4.00%, 05/30/47	1,163	1,022,284
4.05%, 03/07/48	450	392,733
4.10%, 03/04/49	163	143,062
2.55%, 04/27/50	450	307,304
3.05%, 06/08/51	829	624,719
Travelers Property Casualty Corp., 6.38%, 03/15/33 .	26	29,561
Unum Group
5.75%, 08/15/42(a)	163	162,952
4.50%, 12/15/49	163	126,603
4.13%, 06/15/51	975	733,027
Voya Financial, Inc.
5.70%, 07/15/43	413	413,186
4.80%, 06/15/46	255	221,533
W R Berkley Corp.
4.00%, 05/12/50	413	340,743
3.55%, 03/30/52	413	309,540
3.15%, 09/30/61	300	198,432
Willis North America, Inc.
5.05%, 09/15/48	300	270,665
3.88%, 09/15/49	480	369,185
XLIT Ltd., 5.50%, 03/31/45	663	674,115

		77,826,586

Interactive Media & Services — 0.3%
Alphabet, Inc.
1.90%, 08/15/40(a)	1,141	803,142
2.05%, 08/15/50	2,510	1,604,741
2.25%, 08/15/60	1,643	1,011,154
eBay, Inc.
4.00%, 07/15/42	600	510,210
3.65%, 05/10/51	813	633,568
Meta Platforms, Inc., 4.65%, 08/15/62	1,250	1,095,463

		5,658,278

Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	500	468,365
4.00%, 12/06/37	878	763,684
2.70%, 02/09/41	950	654,930
4.20%, 12/06/47	1,451	1,195,298
3.15%, 02/09/51	1,366	923,771
4.40%, 12/06/57	678	562,867
3.25%, 02/09/61	950	624,682
Amazon.com, Inc.
4.80%, 12/05/34	1,496	1,552,477
3.88%, 08/22/37	2,129	1,979,096
4.95%, 12/05/44	1,513	1,572,969

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Amazon.com, Inc. (continued)
4.05%, 08/22/47	$2,773	$2,515,333
2.50%, 06/03/50	2,829	1,915,793
3.10%, 05/12/51	3,309	2,515,940
3.95%, 04/13/52	1,426	1,262,888
4.25%, 08/22/57	1,209	1,107,245
2.70%, 06/03/60	2,029	1,328,429
4.10%, 04/13/62(a)	1,579	1,386,109
Meta Platforms, Inc., 4.45%, 08/15/52	2,500	2,183,237

		24,513,113

IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	666	498,102
4.50%, 08/15/46	300	249,791
5.63%, 07/15/52(a)	440	443,042
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,439,435
International Business Machines Corp.
4.15%, 05/15/39	1,650	1,490,428
5.60%, 11/30/39	850	907,863
2.85%, 05/15/40	655	500,456
4.00%, 06/20/42	902	786,354
4.70%, 02/19/46	941	885,134
4.25%, 05/15/49	2,495	2,206,658
2.95%, 05/15/50	964	680,381
3.43%, 02/09/52	550	416,994
4.90%, 07/27/52(a)	800	776,858
5.10%, 02/06/53	500	499,575
Kyndryl Holdings, Inc., 4.10%, 10/15/41	479	317,116
Verisk Analytics, Inc.
5.50%, 06/15/45(a)	300	299,512
3.63%, 05/15/50	472	356,183

		12,753,882

Leisure Products — 0.0%
Hasbro, Inc.
6.35%, 03/15/40	413	424,963
5.10%, 05/15/44(a)	255	227,484

		652,447

Machinery — 0.6%
Brunswick Corp., 5.10%, 04/01/52	329	246,428
Caterpillar, Inc.
6.05%, 08/15/36	690	790,763
5.20%, 05/27/41	994	1,066,656
3.80%, 08/15/42	1,951	1,770,067
3.25%, 09/19/49	829	679,059
3.25%, 04/09/50(a)	829	678,959
4.75%, 05/15/64	400	403,465
Crane Holdings Co., 4.20%, 03/15/48	300	228,520
Deere & Co.
3.90%, 06/09/42	1,104	1,041,372
2.88%, 09/07/49	517	398,823
3.75%, 04/15/50	750	681,859
Otis Worldwide Corp.
3.11%, 02/15/40	829	650,144
3.36%, 02/15/50	676	510,691
Snap-on, Inc.
4.10%, 03/01/48	350	318,561
3.10%, 05/01/50	829	639,816
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	346,220

17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Stanley Black & Decker, Inc. (continued)
4.85%, 11/15/48(a)	$463	$429,596
2.75%, 11/15/50	675	438,292
Valmont Industries, Inc., 5.00%, 10/01/44(a)	829	762,243
Xylem, Inc., 4.38%, 11/01/46	413	360,417

		12,441,951

Media — 5.2%
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,085	988,650
4.30%, 07/29/49	498	436,877
3.65%, 08/15/52	658	521,498
Series US-4, 3.65%, 03/17/51	500	395,529
Series US-6, 3.20%, 02/15/52	559	407,132
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/33(a)	430	386,283
6.38%, 10/23/35	2,013	2,058,748
5.38%, 04/01/38	829	742,955
3.50%, 06/01/41	979	688,034
3.50%, 03/01/42	1,363	948,018
6.48%, 10/23/45	2,843	2,796,788
5.38%, 05/01/47	2,543	2,170,870
5.75%, 04/01/48	1,459	1,298,915
5.13%, 07/01/49	1,229	1,017,408
4.80%, 03/01/50	2,826	2,225,342
3.70%, 04/01/51	2,046	1,359,278
3.90%, 06/01/52	2,425	1,654,712
5.25%, 04/01/53	1,252	1,051,412
6.83%, 10/23/55	163	162,300
3.85%, 04/01/61	1,967	1,247,464
4.40%, 12/01/61	1,429	1,002,153
3.95%, 06/30/62	1,243	803,290
5.50%, 04/01/63	1,000	835,679
Comcast Corp.
7.05%, 03/15/33	1,050	1,251,453
4.20%, 08/15/34	1,853	1,799,430
5.65%, 06/15/35	900	981,182
4.40%, 08/15/35	163	159,631
3.20%, 07/15/36	1,163	996,878
6.45%, 03/15/37	350	405,777
3.90%, 03/01/38	1,213	1,108,644
4.60%, 10/15/38	1,370	1,344,837
3.25%, 11/01/39	1,579	1,312,299
3.75%, 04/01/40	1,629	1,439,544
4.65%, 07/15/42	475	460,304
4.75%, 03/01/44	308	297,507
4.60%, 08/15/45	1,036	983,237
3.40%, 07/15/46	1,413	1,124,001
4.00%, 08/15/47	1,163	1,007,480
3.97%, 11/01/47	2,243	1,934,375
4.00%, 03/01/48	1,163	1,012,176
4.70%, 10/15/48	2,036	1,963,360
4.00%, 11/01/49	2,039	1,754,040
2.80%, 01/15/51	1,000	693,183
2.89%, 11/01/51	5,109	3,566,600
2.45%, 08/15/52	1,409	903,299
4.05%, 11/01/52	1,047	904,264
2.94%, 11/01/56	4,551	3,105,710
4.95%, 10/15/58(a)	829	822,835
2.65%, 08/15/62(a)	1,300	819,334

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
2.99%, 11/01/63	$4,079	$2,733,557
Discovery Communications LLC
5.00%, 09/20/37	463	408,726
6.35%, 06/01/40	700	693,064
4.88%, 04/01/43	500	414,246
5.20%, 09/20/47	1,099	919,417
5.30%, 05/15/49	413	349,321
4.65%, 05/15/50	829	647,395
4.00%, 09/15/55	1,575	1,083,303
Fox Corp.
5.48%, 01/25/39	1,129	1,095,785
5.58%, 01/25/49	1,429	1,381,529
Grupo Televisa SAB
6.63%, 01/15/40	463	496,105
5.00%, 05/13/45(a)	650	591,013
6.13%, 01/31/46(a)	702	731,747
5.25%, 05/24/49	600	559,613
NBCUniversal Media LLC
5.95%, 04/01/41	516	569,160
4.45%, 01/15/43	130	121,706
Paramount Global
6.88%, 04/30/36	1,263	1,295,883
5.90%, 10/15/40	400	371,121
4.85%, 07/01/42	243	193,541
4.38%, 03/15/43	1,186	875,092
5.85%, 09/01/43	1,061	944,052
5.25%, 04/01/44	163	132,569
4.90%, 08/15/44	829	651,143
4.60%, 01/15/45	600	457,830
4.95%, 05/19/50	929	738,495
TELUS Corp.
4.60%, 11/16/48	630	581,890
4.30%, 06/15/49(a)	413	360,889
Thomson Reuters Corp.
5.85%, 04/15/40	400	402,932
5.65%, 11/23/43	829	802,599
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	763	894,367
Time Warner Cable LLC
6.55%, 05/01/37	1,288	1,316,559
7.30%, 07/01/38	1,150	1,233,095
6.75%, 06/15/39	1,701	1,748,820
5.88%, 11/15/40	913	855,176
5.50%, 09/01/41	1,450	1,303,085
4.50%, 09/15/42	963	765,926
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500	467,201
4.13%, 06/01/44	813	742,831
Series E, 4.13%, 12/01/41	513	469,670
Walt Disney Co.
6.20%, 12/15/34	788	904,145
6.40%, 12/15/35	1,533	1,766,135
6.65%, 11/15/37	1,036	1,223,952
4.63%, 03/23/40	829	815,168
3.50%, 05/13/40	1,625	1,390,035
6.15%, 02/15/41	550	625,631
5.40%, 10/01/43	550	584,339
4.75%, 09/15/44	413	404,422
4.95%, 10/15/45	450	450,448
7.75%, 12/01/45	250	334,211

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (continued)
4.75%, 11/15/46	$843	$817,155
2.75%, 09/01/49	1,629	1,161,556
4.70%, 03/23/50(a)	1,727	1,707,072
3.60%, 01/13/51	2,524	2,084,045
3.80%, 05/13/60	1,229	1,016,269
Warnermedia Holdings, Inc.(d)
5.05%, 03/15/42(a)	4,150	3,543,409
5.14%, 03/15/52(a)	6,464	5,368,743
5.39%, 03/15/62	2,750	2,288,406

		114,236,309

Metals & Mining — 1.3%
ArcelorMittal SA
7.00%, 10/15/39(a)	771	831,870
6.75%, 03/01/41	225	233,205
Barrick Gold Corp., 6.45%, 10/15/35	250	274,570
Barrick North America Finance LLC
5.70%, 05/30/41	1,463	1,575,794
5.75%, 05/01/43	713	775,269
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	713	780,088
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	913	850,149
5.00%, 09/30/43	2,234	2,311,600
Freeport-McMoRan, Inc.(a)
5.40%, 11/14/34	613	609,990
5.45%, 03/15/43	1,844	1,791,449
Newmont Corp.
5.88%, 04/01/35	563	603,419
6.25%, 10/01/39	800	891,912
4.88%, 03/15/42(a)	1,077	1,060,783
5.45%, 06/09/44	380	389,299
Nucor Corp.
6.40%, 12/01/37(a)	550	623,065
3.85%, 04/01/52	550	459,216
2.98%, 12/15/55	413	284,282
Precision Castparts Corp., 4.38%, 06/15/45	413	390,548
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	700	785,016
5.75%, 06/01/35	250	266,760
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40(a)	1,088	1,147,871
2.75%, 11/02/51	1,039	743,200
Rio Tinto Finance USA PLC
4.75%, 03/22/42	288	286,676
4.13%, 08/21/42	713	658,212
Southern Copper Corp.
7.50%, 07/27/35	750	888,891
6.75%, 04/16/40(a)	869	990,551
5.25%, 11/08/42	950	932,116
5.88%, 04/23/45(a)	1,338	1,416,139
Steel Dynamics, Inc., 3.25%, 10/15/50	496	363,232
Teck Resources Ltd.
6.13%, 10/01/35	240	251,139
6.25%, 07/15/41	630	659,868
5.20%, 03/01/42	300	278,331
5.40%, 02/01/43	560	532,283
Vale Overseas Ltd.
8.25%, 01/17/34	410	493,999

Security	Par (000)	Value

Metals & Mining (continued)
Vale Overseas Ltd. (continued)
6.88%, 11/21/36	$1,250	$1,365,719
6.88%, 11/10/39	1,036	1,134,529
Vale SA, 5.63%, 09/11/42	829	831,280

		28,762,320

Multiline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50	413	395,599

Multi-Utilities — 0.7%
Atmos Energy Corp.
4.15%, 01/15/43	26	23,121
4.13%, 10/15/44	640	560,385
4.30%, 10/01/48	413	372,823
4.13%, 03/15/49	1,243	1,088,403
3.38%, 09/15/49	520	404,631
2.85%, 02/15/52	450	315,019
5.75%, 10/15/52	200	224,786
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	163	174,238
Exelon Corp., Series WI, 4.10%, 03/15/52	959	828,512
NiSource, Inc.
5.95%, 06/15/41	869	928,878
5.25%, 02/15/43	301	303,060
4.80%, 02/15/44	163	154,448
5.65%, 02/01/45	428	447,659
4.38%, 05/15/47	963	866,047
3.95%, 03/30/48	500	416,362
5.00%, 06/15/52	450	439,830
ONE Gas, Inc.
4.66%, 02/01/44	563	526,378
4.50%, 11/01/48	350	310,220
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	234,209
3.64%, 11/01/46	255	194,504
3.35%, 06/01/50	329	239,563
5.05%, 05/15/52	500	483,605
Southern California Gas Co.
3.75%, 09/15/42	600	500,143
6.35%, 11/15/52	400	467,722
Series UU, 4.13%, 06/01/48	163	138,812
Series VV, 4.30%, 01/15/49	829	725,880
Series WW, 3.95%, 02/15/50	350	290,515
Southern Co. Gas Capital Corp.
5.88%, 03/15/41(a)	550	578,685
4.40%, 06/01/43	261	226,274
3.95%, 10/01/46	620	493,240
4.40%, 05/30/47	350	300,647
Series 21A, 3.15%, 09/30/51	745	521,864
Southwest Gas Corp., 3.18%, 08/15/51	745	493,972
Washington Gas Light Co.
3.65%, 09/15/49	413	318,582
Series K, 3.80%, 09/15/46	350	281,325

		14,874,342

Offshore Drilling & Other Services — 0.3%
Applied Materials, Inc.
5.10%, 10/01/35	400	421,239
5.85%, 06/15/41	625	709,751
4.35%, 04/01/47	1,020	980,263
2.75%, 06/01/50	763	558,999

19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Offshore Drilling & Other Services (continued)
KLA Corp.
5.00%, 03/15/49	$400	$398,260
3.30%, 03/01/50	886	687,590
4.95%, 07/15/52	1,045	1,049,088
5.25%, 07/15/62	720	745,821
Lam Research Corp.
4.88%, 03/15/49(a)	829	831,955
2.88%, 06/15/50	779	561,812
3.13%, 06/15/60	250	177,495

		7,122,273

Oil, Gas & Consumable Fuels — 7.9%
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,430	1,140,385
3.00%, 02/24/50(a)	2,229	1,627,398
2.77%, 11/10/50	409	283,565
2.94%, 06/04/51(a)	2,367	1,696,280
3.00%, 03/17/52(a)	1,263	911,328
3.38%, 02/08/61	2,027	1,519,515
Burlington Resources LLC, 5.95%, 10/15/36(a)	550	598,251
Canadian Natural Resources Ltd.
6.45%, 06/30/33	350	371,929
5.85%, 02/01/35(a)	300	302,821
6.50%, 02/15/37	400	421,129
6.25%, 03/15/38	925	990,046
4.95%, 06/01/47(a)	1,243	1,157,241
Cenovus Energy, Inc.
5.25%, 06/15/37	1,154	1,121,516
6.80%, 09/15/37	413	447,691
6.75%, 11/15/39	489	535,650
5.40%, 06/15/47(a)	683	659,312
3.75%, 02/15/52	609	463,501
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	763	625,340
Chevron Corp., 3.08%, 05/11/50	500	389,606
Chevron USA, Inc.
6.00%, 03/01/41	350	397,917
5.25%, 11/15/43	300	317,660
2.34%, 08/12/50	1,163	786,851
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,000	1,036,437
6.40%, 05/15/37	1,329	1,445,287
7.50%, 07/30/39	1,000	1,206,150
Columbia Pipeline Group, Inc., 5.80%, 06/01/45(a)	400	421,510
ConocoPhillips, 6.50%, 02/01/39	1,450	1,720,536
ConocoPhillips Co.
3.76%, 03/15/42	980	867,829
4.30%, 11/15/44	829	774,893
5.95%, 03/15/46	300	337,683
3.80%, 03/15/52	988	845,204
4.03%, 03/15/62	1,530	1,320,170
Continental Resources, Inc., 4.90%, 06/01/44	613	492,235
DCP Midstream Operating LP, 5.60%, 04/01/44(a)	350	349,748
Devon Energy Corp.
5.60%, 07/15/41	1,263	1,251,662
4.75%, 05/15/42	419	375,572
5.00%, 06/15/45	763	700,551
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	1,163	964,709
4.25%, 03/15/52	700	563,570

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. (continued) 6.25%, 03/15/53	$550	$575,148
Eastern Gas Transmission & Storage, Inc., 4.60%, 12/15/44	500	438,269
Enbridge Energy Partners LP
5.50%, 09/15/40(a)	500	497,867
7.38%, 10/15/45	660	789,226
Series B, 7.50%, 04/15/38	350	407,548
Enbridge, Inc.
2.50%, 08/01/33	829	676,884
4.50%, 06/10/44	413	365,343
4.00%, 11/15/49	454	374,965
3.40%, 08/01/51	989	737,502
Energy Transfer LP
4.90%, 03/15/35	963	907,028
7.50%, 07/01/38	500	569,327
6.05%, 06/01/41	700	711,450
6.50%, 02/01/42	1,463	1,543,212
6.10%, 02/15/42	250	246,021
4.95%, 01/15/43	163	141,282
5.15%, 02/01/43	413	369,719
5.95%, 10/01/43	397	393,019
5.30%, 04/01/44	626	574,364
5.00%, 05/15/44	413	362,598
5.15%, 03/15/45	829	748,109
5.35%, 05/15/45	813	740,676
6.13%, 12/15/45	736	735,609
5.30%, 04/15/47(a)	920	832,301
5.40%, 10/01/47	2,079	1,906,629
6.00%, 06/15/48	500	490,681
6.25%, 04/15/49	1,779	1,806,655
5.00%, 05/15/50	2,036	1,776,788
Enterprise Products Operating LLC
6.13%, 10/15/39	600	659,979
6.45%, 09/01/40	600	669,030
5.95%, 02/01/41	597	638,076
4.85%, 08/15/42	1,100	1,045,836
4.45%, 02/15/43	1,133	1,033,128
4.85%, 03/15/44	1,429	1,360,997
5.10%, 02/15/45	1,036	1,012,983
4.90%, 05/15/46	911	857,686
4.25%, 02/15/48	1,279	1,104,576
4.80%, 02/01/49	1,579	1,462,702
4.20%, 01/31/50	978	834,289
3.70%, 01/31/51	1,025	804,823
3.20%, 02/15/52	1,029	736,554
3.30%, 02/15/53	981	711,209
4.95%, 10/15/54	300	276,036
3.95%, 01/31/60	1,000	790,965
Series D, 6.88%, 03/01/33	500	573,364
Series H, 6.65%, 10/15/34	300	332,805
EOG Resources, Inc., 4.95%, 04/15/50	713	737,022
Equinor ASA
3.63%, 04/06/40	829	724,984
5.10%, 08/17/40	911	948,990
4.25%, 11/23/41	225	210,938
3.95%, 05/15/43	1,650	1,478,930
3.25%, 11/18/49	620	486,368
3.70%, 04/06/50	1,429	1,216,530

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
3.00%, 08/16/39	$713	$585,131
4.23%, 03/19/40	1,844	1,761,902
3.57%, 03/06/45	600	508,183
4.11%, 03/01/46	2,329	2,119,604
3.10%, 08/16/49	1,243	958,436
4.33%, 03/19/50	2,818	2,654,328
3.45%, 04/15/51	2,365	1,928,466
Hess Corp.
7.13%, 03/15/33	829	927,499
6.00%, 01/15/40	750	782,893
5.60%, 02/15/41(a)	954	951,564
5.80%, 04/01/47(a)	429	434,677
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	500	564,909
5.80%, 03/15/35	829	850,065
6.50%, 02/01/37	576	613,764
6.95%, 01/15/38	1,536	1,737,485
6.50%, 09/01/39	600	641,777
6.55%, 09/15/40	350	371,857
7.50%, 11/15/40	650	752,221
6.38%, 03/01/41	413	436,457
5.00%, 08/15/42	400	367,378
4.70%, 11/01/42	400	353,067
5.00%, 03/01/43	513	464,749
5.50%, 03/01/44	620	596,189
5.40%, 09/01/44	463	442,078
Kinder Morgan, Inc.
5.30%, 12/01/34	763	753,095
5.55%, 06/01/45	1,736	1,691,676
5.05%, 02/15/46	620	565,564
5.20%, 03/01/48	1,036	963,944
3.25%, 08/01/50	500	346,334
3.60%, 02/15/51	1,029	761,890
5.45%, 08/01/52	700	671,869
Magellan Midstream Partners LP
5.15%, 10/15/43	400	371,401
4.25%, 09/15/46	563	460,094
4.20%, 10/03/47	660	535,546
3.95%, 03/01/50	1,186	940,890
Marathon Oil Corp.
6.60%, 10/01/37	763	807,445
5.20%, 06/01/45(a)	513	465,012
Marathon Petroleum Corp.
6.50%, 03/01/41	1,150	1,259,530
4.75%, 09/15/44	763	684,614
4.50%, 04/01/48	829	703,572
MPLX LP
4.50%, 04/15/38	1,700	1,544,299
5.20%, 03/01/47	829	764,921
5.20%, 12/01/47	413	377,119
4.70%, 04/15/48	1,786	1,541,114
5.50%, 02/15/49	1,479	1,411,428
4.95%, 03/14/52	771	683,330
4.90%, 04/15/58	500	425,380
ONEOK Partners LP
6.65%, 10/01/36	500	529,688
6.85%, 10/15/37	400	430,207
6.13%, 02/01/41	575	580,862
6.20%, 09/15/43	350	350,390

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
6.00%, 06/15/35	$300	$299,788
4.95%, 07/13/47	1,079	942,604
5.20%, 07/15/48	863	780,375
4.45%, 09/01/49	625	506,748
4.50%, 03/15/50	413	333,054
7.15%, 01/15/51	250	277,813
Ovintiv, Inc.
6.50%, 08/15/34(a)	413	439,404
6.63%, 08/15/37	725	764,207
6.50%, 02/01/38	243	253,252
Phillips 66
4.65%, 11/15/34	1,122	1,106,444
5.88%, 05/01/42	1,476	1,613,081
4.88%, 11/15/44	1,636	1,604,806
3.30%, 03/15/52	967	715,142
Phillips 66 Co., 4.90%, 10/01/46(d)	413	391,046
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	500	519,270
5.15%, 06/01/42	450	392,625
4.30%, 01/31/43	300	232,064
4.70%, 06/15/44	620	510,138
4.90%, 02/15/45	829	697,823
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37(d)	400	415,147
Shell International Finance BV
4.13%, 05/11/35	1,220	1,181,520
6.38%, 12/15/38	2,575	3,001,725
5.50%, 03/25/40	775	835,145
2.88%, 11/26/41	413	320,515
3.63%, 08/21/42	600	517,030
4.55%, 08/12/43	979	945,977
4.38%, 05/11/45	2,823	2,658,911
4.00%, 05/10/46	1,736	1,545,241
3.75%, 09/12/46	1,095	933,688
3.13%, 11/07/49	778	594,453
3.25%, 04/06/50	2,739	2,142,643
3.00%, 11/26/51	750	551,466
Spectra Energy Partners LP, 4.50%, 03/15/45	1,460	1,292,534
Suncor Energy, Inc.
5.95%, 12/01/34	400	413,689
6.80%, 05/15/38	750	842,601
6.50%, 06/15/38	1,243	1,352,754
6.85%, 06/01/39	613	678,160
4.00%, 11/15/47	829	696,031
3.75%, 03/04/51(a)	621	492,822
Targa Resources Corp.
4.20%, 02/01/33	650	589,063
4.95%, 04/15/52	322	275,710
6.25%, 07/01/52	700	709,723
6.50%, 02/15/53	800	833,855
TotalEnergies Capital International SA
2.99%, 06/29/41	700	557,939
3.46%, 07/12/49	763	616,734
3.13%, 05/29/50	2,279	1,740,640
3.39%, 06/29/60	829	629,057
TransCanada PipeLines Ltd.
4.63%, 03/01/34	1,120	1,078,555
5.60%, 03/31/34(a)	413	424,250
5.85%, 03/15/36	500	520,432
6.20%, 10/15/37	880	961,589

21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued)
4.75%, 05/15/38	$1,036	$984,277
7.25%, 08/15/38(a)	163	190,404
7.63%, 01/15/39	1,363	1,667,249
6.10%, 06/01/40	500	536,216
5.00%, 10/16/43	517	494,293
4.88%, 05/15/48	470	449,787
5.10%, 03/15/49	1,370	1,352,285
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	403,857
4.45%, 08/01/42	163	147,922
4.60%, 03/15/48	550	496,859
3.95%, 05/15/50(a)	413	340,916
Valero Energy Corp.
6.63%, 06/15/37	1,375	1,533,178
4.90%, 03/15/45(a)	413	391,993
3.65%, 12/01/51	875	669,447
4.00%, 06/01/52(a)	519	421,774
Williams Cos., Inc.
6.30%, 04/15/40(a)	1,113	1,206,347
5.80%, 11/15/43	350	356,567
5.40%, 03/04/44	429	419,030
5.75%, 06/24/44	829	845,642
4.90%, 01/15/45	413	379,664
5.10%, 09/15/45(a)	745	704,623
4.85%, 03/01/48	713	648,739
3.50%, 10/15/51	600	443,015
5.30%, 08/15/52	620	599,076

		172,704,034

Personal Products — 0.3%
Colgate-Palmolive Co.(a)
4.00%, 08/15/45	500	479,892
3.70%, 08/01/47	620	569,654
Estee Lauder Cos., Inc.
6.00%, 05/15/37(a)	300	336,390
4.38%, 06/15/45(a)	500	475,587
4.15%, 03/15/47	413	384,601
3.13%, 12/01/49	566	444,518
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52	1,000	836,118
Procter & Gamble Co.
5.55%, 03/05/37(a)	950	1,077,650
3.55%, 03/25/40	463	420,180
3.60%, 03/25/50	829	736,385
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	704	501,306

		6,262,281

Pharmaceuticals — 5.9%
AbbVie, Inc.
4.55%, 03/15/35	1,720	1,687,708
4.50%, 05/14/35	2,001	1,953,340
4.30%, 05/14/36	1,030	978,859
4.05%, 11/21/39	3,437	3,096,720
4.40%, 11/06/42	2,910	2,686,599
4.85%, 06/15/44	1,036	1,006,932
4.75%, 03/15/45	552	530,350
4.70%, 05/14/45	2,423	2,317,922
4.45%, 05/14/46	2,036	1,871,694
4.88%, 11/14/48	829	811,169

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.25%, 11/21/49	$5,931	$5,309,216
AstraZeneca PLC
6.45%, 09/15/37	2,775	3,321,414
4.00%, 09/18/42	850	788,606
4.38%, 11/16/45	1,037	1,003,773
4.38%, 08/17/48	745	715,801
2.13%, 08/06/50	348	222,709
3.00%, 05/28/51	650	494,969
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,663	1,564,595
2.35%, 11/13/40	650	475,823
3.55%, 03/15/42	1,040	900,892
3.25%, 08/01/42	750	612,618
4.63%, 05/15/44	650	636,134
5.00%, 08/15/45	650	671,248
4.35%, 11/15/47	1,460	1,373,906
4.55%, 02/20/48	1,042	1,012,316
4.25%, 10/26/49	3,153	2,907,200
2.55%, 11/13/50	1,589	1,082,372
3.70%, 03/15/52	1,943	1,642,846
3.90%, 03/15/62	864	728,740
Cigna Corp.
4.80%, 08/15/38	2,229	2,182,250
3.20%, 03/15/40	829	662,085
4.80%, 07/15/46	1,536	1,461,634
3.88%, 10/15/47	620	511,123
4.90%, 12/15/48	2,843	2,725,093
3.40%, 03/15/50	1,229	932,773
3.40%, 03/15/51	1,436	1,092,186
CVS Health Corp.
4.88%, 07/20/35	829	824,538
4.78%, 03/25/38	4,573	4,377,268
4.13%, 04/01/40	1,010	882,034
2.70%, 08/21/40	1,283	926,047
5.30%, 12/05/43	750	741,839
5.13%, 07/20/45	2,981	2,869,782
5.05%, 03/25/48	7,242	6,885,097
4.25%, 04/01/50	496	421,783
Eli Lilly & Co.
5.55%, 03/15/37	400	446,917
3.70%, 03/01/45	829	744,516
3.95%, 03/15/49(a)	800	755,225
2.25%, 05/15/50	1,659	1,119,711
4.15%, 03/15/59	500	468,828
2.50%, 09/15/60	796	531,134
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	463	495,578
6.38%, 05/15/38	2,691	3,212,930
4.20%, 03/18/43	496	455,767
Johnson & Johnson
4.38%, 12/05/33	713	730,832
3.55%, 03/01/36	970	906,921
3.63%, 03/03/37	1,263	1,177,945
5.95%, 08/15/37	850	987,931
3.40%, 01/15/38	850	766,210
5.85%, 07/15/38	600	700,909
2.10%, 09/01/40	1,243	910,912
4.50%, 09/01/40	291	293,826

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson (continued)
4.85%, 05/15/41	$250	$259,785
4.50%, 12/05/43	620	635,532
3.70%, 03/01/46	1,663	1,499,452
3.75%, 03/03/47(a)	850	770,058
3.50%, 01/15/48	1,036	900,810
2.25%, 09/01/50	850	573,375
2.45%, 09/01/60	1,243	829,991
Mead Johnson Nutrition Co.
5.90%, 11/01/39	360	388,856
4.60%, 06/01/44	463	438,946
Merck & Co., Inc.
6.50%, 12/01/33	600	703,483
6.55%, 09/15/37	350	420,318
3.90%, 03/07/39	913	842,949
2.35%, 06/24/40	1,659	1,231,724
3.60%, 09/15/42	450	393,826
4.15%, 05/18/43	1,120	1,060,443
3.70%, 02/10/45	1,876	1,655,532
4.00%, 03/07/49	1,329	1,207,545
2.45%, 06/24/50	1,129	771,441
2.75%, 12/10/51	1,671	1,203,390
2.90%, 12/10/61	1,329	925,207
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	332,024
Mylan, Inc.
5.40%, 11/29/43	413	355,647
5.20%, 04/15/48	754	620,450
Novartis Capital Corp.
3.70%, 09/21/42	450	402,425
4.40%, 05/06/44	1,636	1,623,530
4.00%, 11/20/45	1,120	1,054,585
2.75%, 08/14/50	1,110	829,800
Pfizer, Inc.
4.00%, 12/15/36	1,413	1,363,899
4.10%, 09/15/38	829	796,011
3.90%, 03/15/39	813	755,703
7.20%, 03/15/39(a)	2,166	2,772,826
2.55%, 05/28/40	1,109	853,411
5.60%, 09/15/40	400	443,212
4.30%, 06/15/43	663	643,729
4.40%, 05/15/44	813	801,986
4.13%, 12/15/46	1,243	1,174,036
4.20%, 09/15/48	813	772,907
4.00%, 03/15/49	829	768,157
2.70%, 05/28/50	1,160	847,847
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,391	1,087,154
3.18%, 07/09/50	1,833	1,351,481
3.38%, 07/09/60	1,078	778,117
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,013	845,177
Viatris, Inc.
3.85%, 06/22/40	1,179	860,554
4.00%, 06/22/50	1,743	1,208,154
Wyeth LLC
6.50%, 02/01/34	813	949,672
5.95%, 04/01/37	2,163	2,451,266
Zoetis, Inc.
4.70%, 02/01/43	1,129	1,079,159

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.95%, 09/12/47	$413	$351,536
4.45%, 08/20/48	413	376,696
3.00%, 05/15/50	329	238,467

		130,110,376

Real Estate — 0.1%
Prologis LP
4.38%, 09/15/48	496	448,880
3.00%, 04/15/50	700	509,004
2.13%, 10/15/50	400	244,746
VICI Properties LP, 5.63%, 05/15/52	629	590,398

		1,793,028

Road & Rail — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36(a)	250	282,448
6.15%, 05/01/37	650	741,512
5.75%, 05/01/40	750	825,162
5.05%, 03/01/41	450	460,013
5.40%, 06/01/41	500	530,043
4.95%, 09/15/41	250	253,147
4.40%, 03/15/42	97	92,101
4.38%, 09/01/42	563	532,389
4.45%, 03/15/43	830	793,105
5.15%, 09/01/43	713	738,351
4.90%, 04/01/44	1,013	1,017,804
4.55%, 09/01/44	813	785,447
4.15%, 04/01/45	1,013	925,749
4.70%, 09/01/45	413	403,325
3.90%, 08/01/46	309	268,904
4.13%, 06/15/47	763	690,451
4.05%, 06/15/48	829	739,030
4.15%, 12/15/48	413	374,190
3.55%, 02/15/50	931	766,660
3.05%, 02/15/51	329	246,188
3.30%, 09/15/51	829	652,173
2.88%, 06/15/52	650	469,454
4.45%, 01/15/53	800	762,762
Canadian National Railway Co.
6.25%, 08/01/34	400	454,774
6.20%, 06/01/36	450	512,786
6.38%, 11/15/37	250	284,279
3.20%, 08/02/46	660	520,898
3.65%, 02/03/48	1,243	1,062,915
2.45%, 05/01/50	374	254,395
4.40%, 08/05/52	580	551,034
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	159,292
3.00%, 12/02/41(a)	992	787,377
4.80%, 08/01/45	919	891,774
3.10%, 12/02/51	1,792	1,321,242
6.13%, 09/15/2115	763	837,606
CSX Corp.
6.00%, 10/01/36	1,000	1,090,707
6.15%, 05/01/37	300	333,779
6.22%, 04/30/40	200	226,014
5.50%, 04/15/41	500	525,633
4.75%, 05/30/42	911	877,099
4.10%, 03/15/44	750	670,764

23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
CSX Corp. (continued)
3.80%, 11/01/46	$750	$629,852
4.30%, 03/01/48	620	563,906
4.75%, 11/15/48	600	577,746
4.50%, 03/15/49	829	767,754
3.35%, 09/15/49	140	108,076
3.80%, 04/15/50	454	375,167
3.95%, 05/01/50	371	315,488
2.50%, 05/15/51(a)	975	645,843
4.50%, 11/15/52(a)	800	742,537
4.50%, 08/01/54	413	377,323
4.25%, 11/01/66	663	570,946
4.65%, 03/01/68	413	376,213
Kansas City Southern
4.30%, 05/15/43	400	357,800
4.95%, 08/15/45	450	433,431
4.70%, 05/01/48	413	386,592
3.50%, 05/01/50	413	323,012
4.20%, 11/15/69	377	318,189
Norfolk Southern Corp.
4.84%, 10/01/41	600	586,498
3.95%, 10/01/42	626	549,019
4.45%, 06/15/45	163	149,253
4.65%, 01/15/46	600	562,748
3.94%, 11/01/47	745	636,854
4.15%, 02/28/48	713	626,409
3.40%, 11/01/49	276	211,919
3.05%, 05/15/50	750	544,919
2.90%, 08/25/51	626	436,958
4.05%, 08/15/52	829	715,750
3.70%, 03/15/53	272	219,847
4.55%, 06/01/53	1,025	956,500
3.16%, 05/15/55	829	598,002
4.10%, 05/15/2121	829	625,833
Union Pacific Corp.
3.38%, 02/01/35	413	366,136
2.89%, 04/06/36	700	584,564
3.60%, 09/15/37	436	387,244
3.55%, 08/15/39	500	437,395
3.20%, 05/20/41	975	807,091
3.38%, 02/14/42	493	415,792
4.05%, 11/15/45	163	142,686
4.05%, 03/01/46	1,266	1,106,507
4.50%, 09/10/48	413	382,820
3.25%, 02/05/50	1,711	1,334,969
3.80%, 10/01/51	1,013	864,957
2.95%, 03/10/52	1,086	787,494
4.95%, 09/09/52	550	562,796
3.50%, 02/14/53	1,216	982,956
3.95%, 08/15/59	645	542,044
3.84%, 03/20/60	1,951	1,616,024
3.55%, 05/20/61	977	762,945
2.97%, 09/16/62	1,000	690,985
5.15%, 01/20/63	200	206,944
3.80%, 04/06/71	1,159	920,818
3.85%, 02/14/72	951	765,621

		54,671,948

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	430	399,698

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.
2.80%, 10/01/41	$1,701	$1,318,459
2.95%, 10/01/51	950	699,048
Broadcom, Inc.(d)
2.60%, 02/15/33	1,700	1,335,482
3.42%, 04/15/33	972	815,457
3.47%, 04/15/34	2,881	2,388,716
3.14%, 11/15/35	3,193	2,478,906
3.19%, 11/15/36	2,700	2,064,545
4.93%, 05/15/37(a)	2,400	2,202,871
3.50%, 02/15/41	2,916	2,228,813
3.75%, 02/15/51(a)	1,385	1,028,900
Honeywell International, Inc.
5.70%, 03/15/37	800	882,845
3.81%, 11/21/47	413	367,096
2.80%, 06/01/50(a)	659	509,974
Intel Corp.
4.60%, 03/25/40(a)	600	569,285
2.80%, 08/12/41	1,607	1,180,411
4.10%, 05/19/46(a)	2,073	1,782,621
4.10%, 05/11/47	1,113	948,860
3.73%, 12/08/47	1,909	1,518,116
3.25%, 11/15/49	1,750	1,264,391
4.75%, 03/25/50	2,156	1,991,762
3.05%, 08/12/51	1,050	726,547
4.90%, 08/05/52(a)	1,500	1,415,411
3.10%, 02/15/60	813	541,019
4.95%, 03/25/60(a)	579	548,426
3.20%, 08/12/61	1,257	850,364
5.05%, 08/05/62	800	749,167
Massachusetts Institute of Technology, 3.07%, 04/01/52	230	182,062
Micron Technology, Inc.
3.37%, 11/01/41	413	296,401
3.48%, 11/01/51	413	282,288
NVIDIA Corp.
3.50%, 04/01/40	988	858,445
3.50%, 04/01/50	1,993	1,633,918
3.70%, 04/01/60	493	400,406
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	963	713,703
3.13%, 02/15/42	413	295,425
3.25%, 11/30/51	475	321,599
QUALCOMM, Inc.
5.40%, 05/20/33(a)	900	967,185
4.65%, 05/20/35	963	984,002
4.80%, 05/20/45	1,420	1,418,604
4.30%, 05/20/47(a)	1,243	1,149,836
3.25%, 05/20/50(a)	660	518,263
4.50%, 05/20/52	942	889,179
6.00%, 05/20/53	1,020	1,170,006
Texas Instruments, Inc.
3.88%, 03/15/39	829	775,610
4.15%, 05/15/48	1,479	1,407,881
2.70%, 09/15/51(a)	500	372,288
4.10%, 08/16/52(a)	95	90,470
TSMC Arizona Corp.
3.13%, 10/25/41(a)	916	735,374

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp. (continued)
3.25%, 10/25/51(a)	$750	$584,685
4.50%, 04/22/52	1,050	1,031,625

		49,886,445

Software — 2.7%
Activision Blizzard, Inc.
4.50%, 06/15/47	350	330,866
2.50%, 09/15/50	1,210	813,058
Electronic Arts, Inc., 2.95%, 02/15/51	571	401,719
Microsoft Corp.
3.50%, 02/12/35(a)	1,515	1,426,850
4.20%, 11/03/35(a)	700	707,038
3.45%, 08/08/36	1,742	1,612,426
4.10%, 02/06/37	850	840,974
4.45%, 11/03/45	1,000	1,017,188
3.70%, 08/08/46	1,729	1,567,377
4.25%, 02/06/47(a)	1,500	1,474,663
2.53%, 06/01/50	6,411	4,568,563
2.92%, 03/17/52(a)	4,677	3,576,045
4.50%, 02/06/57	1,659	1,684,595
2.68%, 06/01/60	3,708	2,572,702
3.04%, 03/17/62	2,165	1,639,179
Oracle Corp.
4.30%, 07/08/34	1,066	985,660
3.90%, 05/15/35	1,213	1,072,802
3.85%, 07/15/36	1,370	1,182,323
3.80%, 11/15/37	1,670	1,403,621
6.50%, 04/15/38	1,200	1,318,456
6.13%, 07/08/39(a)	1,413	1,487,083
3.60%, 04/01/40(a)	2,884	2,285,090
5.38%, 07/15/40	2,279	2,227,228
3.65%, 03/25/41	1,185	937,890
4.50%, 07/08/44	413	360,807
4.13%, 05/15/45(a)	1,866	1,513,703
4.00%, 07/15/46	2,866	2,271,865
4.00%, 11/15/47	2,243	1,779,005
3.60%, 04/01/50	3,619	2,659,448
3.95%, 03/25/51	3,134	2,435,909
6.90%, 11/09/52	2,350	2,718,344
4.38%, 05/15/55	1,036	854,480
3.85%, 04/01/60	3,191	2,306,194
4.10%, 03/25/61	1,450	1,097,618
Salesforce, Inc.
2.70%, 07/15/41	1,729	1,303,124
2.90%, 07/15/51	1,648	1,177,184
3.05%, 07/15/61	1,020	703,566

		58,314,643

Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	580	408,275

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,294,291
2.38%, 02/08/41	1,500	1,119,219
3.85%, 05/04/43	3,000	2,726,741
4.45%, 05/06/44	1,163	1,158,082
3.45%, 02/09/45	619	527,482
4.38%, 05/13/45	2,013	1,959,251
4.65%, 02/23/46	3,042	3,063,925
3.85%, 08/04/46	2,020	1,818,363

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.25%, 02/09/47(a)	$1,163	$1,118,101
3.75%, 09/12/47	1,500	1,316,202
3.75%, 11/13/47	1,036	910,306
2.95%, 09/11/49	1,786	1,352,493
2.65%, 05/11/50	2,494	1,771,699
2.40%, 08/20/50	523	352,741
2.65%, 02/08/51	1,436	1,015,914
2.70%, 08/05/51	1,815	1,290,456
3.95%, 08/08/52	1,950	1,751,169
2.55%, 08/20/60(a)	1,829	1,200,634
2.80%, 02/08/61	973	667,162
2.85%, 08/05/61	1,430	994,953
4.10%, 08/08/62	1,350	1,208,166
Dell International LLC/EMC Corp.
8.10%, 07/15/36	901	1,054,527
3.38%, 12/15/41(d)	1,029	740,912
8.35%, 07/15/46	725	875,048
3.45%, 12/15/51(d)	1,113	739,315
Dell, Inc., 6.50%, 04/15/38	329	338,720
Hewlett Packard Enterprise Co.
6.20%, 10/15/35(a)	663	716,747
6.35%, 10/15/45	1,220	1,286,040
HP, Inc., 6.00%, 09/15/41(a)	1,188	1,207,156

		35,575,815

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
3.25%, 03/27/40(a)	829	711,464
3.88%, 11/01/45(a)	763	697,443
3.38%, 11/01/46	1,243	1,040,172
3.38%, 03/27/50(a)	1,150	962,506

		3,411,585

Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,793	1,727,551
3.40%, 02/04/41	1,429	1,005,105
4.25%, 08/09/42	850	667,006
4.50%, 05/02/43	629	500,358
5.38%, 01/31/44(a)	1,644	1,522,041
3.88%, 09/16/46	1,436	1,018,237
5.95%, 02/14/49	2,393	2,261,621
4.45%, 05/06/50	541	403,937
3.70%, 02/04/51	745	497,066
4.00%, 02/04/61	979	675,953
BAT Capital Corp.
4.39%, 08/15/37	2,366	1,943,637
3.73%, 09/25/40	730	528,557
4.54%, 08/15/47	2,369	1,804,812
4.76%, 09/06/49	970	759,450
5.28%, 04/02/50	463	389,289
3.98%, 09/25/50	946	665,634
5.65%, 03/16/52	454	405,718
Philip Morris International, Inc.
6.38%, 05/16/38	1,250	1,391,625
4.38%, 11/15/41	600	528,399
4.50%, 03/20/42	550	486,626
3.88%, 08/21/42	788	635,040
4.13%, 03/04/43	671	564,876
4.88%, 11/15/43	663	613,971

25

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
4.25%, 11/10/44	$1,150	$977,757
Reynolds American, Inc.
5.70%, 08/15/35	1,193	1,141,456
6.15%, 09/15/43(a)	497	479,574
5.85%, 08/15/45	1,950	1,781,833

		25,377,129

Transportation Infrastructure — 0.7%
FedEx Corp.
4.90%, 01/15/34	400	397,661
3.90%, 02/01/35	423	381,132
3.25%, 05/15/41	708	540,411
3.88%, 08/01/42	500	408,840
4.10%, 04/15/43	500	417,209
5.10%, 01/15/44(a)	650	621,807
4.10%, 02/01/45	500	415,334
4.75%, 11/15/45	946	859,950
4.55%, 04/01/46	1,220	1,073,948
4.40%, 01/15/47	763	659,772
4.05%, 02/15/48	1,013	830,541
4.95%, 10/17/48	829	779,363
5.25%, 05/15/50(a)	1,129	1,106,639
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	804	664,907
United Parcel Service, Inc.
6.20%, 01/15/38	1,226	1,425,146
5.20%, 04/01/40	829	885,785
4.88%, 11/15/40	400	407,410
3.63%, 10/01/42	163	143,157
3.40%, 11/15/46	142	116,181
3.75%, 11/15/47	963	843,941
4.25%, 03/15/49	829	781,353
3.40%, 09/01/49(a)	575	474,995
5.30%, 04/01/50(a)	1,129	1,234,476

		15,469,958

Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	916,554
4.30%, 12/01/42	500	461,626
4.30%, 09/01/45	163	147,098
4.00%, 12/01/46	800	676,496
3.75%, 09/01/47	413	343,314
4.15%, 06/01/49	413	365,024
3.45%, 05/01/50	600	469,923
3.25%, 06/01/51	745	565,508
Essential Utilities, Inc.
4.28%, 05/01/49	400	345,787
3.35%, 04/15/50	829	610,355
5.30%, 05/01/52	279	279,179

		5,180,864

Wireless Telecommunication Services — 1.6%
America Movil SAB de CV
6.38%, 03/01/35	900	998,888
6.13%, 11/15/37	300	327,431
6.13%, 03/30/40	1,800	1,960,164
4.38%, 07/16/42	971	881,668
4.38%, 04/22/49(a)	1,028	922,846
Crown Castle, Inc., 4.15%, 07/01/50	500	416,055
Orange SA
5.38%, 01/13/42	812	844,333

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Orange SA (continued)
5.50%, 02/06/44	$750	$795,028
Rogers Communications, Inc.
7.50%, 08/15/38	200	234,058
4.50%, 03/15/42(d)	726	631,562
5.45%, 10/01/43	500	480,365
5.00%, 03/15/44	1,013	927,567
4.30%, 02/15/48	1,036	842,980
4.35%, 05/01/49	1,036	854,345
3.70%, 11/15/49(a)	979	727,469
4.55%, 03/15/52(a)(d)	2,160	1,815,653
T-Mobile USA, Inc.
4.38%, 04/15/40	2,036	1,842,242
3.00%, 02/15/41	1,959	1,460,863
4.50%, 04/15/50	2,200	1,942,868
3.30%, 02/15/51	2,600	1,871,894
3.40%, 10/15/52	2,859	2,086,795
5.65%, 01/15/53	1,100	1,147,540
3.60%, 11/15/60	1,606	1,155,781
5.80%, 09/15/62	650	682,430
Vodafone Group PLC
6.15%, 02/27/37	1,663	1,788,289
5.00%, 05/30/38	863	852,044
4.38%, 02/19/43	1,187	1,024,216
5.25%, 05/30/48	2,576	2,448,071
4.88%, 06/19/49	1,493	1,346,459
4.25%, 09/17/50	1,535	1,273,278
5.13%, 06/19/59	496	462,152

		35,045,334

Total Corporate Bonds — 87.1% (Cost: $2,138,515,218)		1,912,532,798

Foreign Agency Obligations

Chile — 0.5%
Chile Government International Bond
2.55%, 07/27/33	2,210	1,798,111
3.50%, 01/31/34	1,300	1,149,119
3.10%, 05/07/41	2,500	1,887,188
4.34%, 03/07/42(a)	1,900	1,684,231
3.86%, 06/21/47	1,300	1,056,088
3.50%, 01/25/50	1,578	1,185,768
4.00%, 01/31/52(a)	1,310	1,062,983
3.10%, 01/22/61	1,932	1,270,652
3.25%, 09/21/71	708	461,660

		11,555,800

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41(a)	1,516	1,711,185

Indonesia — 0.4%
Indonesia Government International Bond
4.35%, 01/11/48	1,666	1,495,418
5.35%, 02/11/49	900	913,599
3.70%, 10/30/49	1,000	802,610
3.50%, 02/14/50	478	366,656
4.20%, 10/15/50	1,478	1,271,243
3.05%, 03/12/51	1,589	1,187,952
4.30%, 03/31/52	750	658,207
5.45%, 09/20/52	575	589,438
5.65%, 01/11/53	630	659,994

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Indonesia Government International Bond (continued)
3.20%, 09/23/61	$478	$331,068
4.45%, 04/15/70	1,000	865,110
3.35%, 03/12/71	750	526,958

		9,668,253

Israel — 0.3%
Israel Government International Bond
4.50%, 01/30/43	1,585	1,493,862
4.13%, 01/17/48	778	695,338
3.88%, 07/03/50(a)	1,778	1,506,855
4.50%, 04/03/2120	850	727,813
State of Israel, 3.38%, 01/15/50	1,778	1,377,950

		5,801,818

Italy — 0.2%
Republic of Italy Government International Bond
5.38%, 06/15/33(a)	1,670	1,676,505
4.00%, 10/17/49	2,283	1,715,072
3.88%, 05/06/51	2,178	1,553,811

		4,945,388

Mexico — 1.5%
Mexico Government International Bond
7.50%, 04/08/33	600	682,200
4.88%, 05/19/33	1,000	960,000
3.50%, 02/12/34	3,650	3,069,650
6.75%, 09/27/34	1,497	1,629,672
6.35%, 02/09/35	2,605	2,765,207
6.05%, 01/11/40	2,406	2,451,112
4.28%, 08/14/41	2,982	2,452,695
4.75%, 03/08/44	3,272	2,809,830
5.55%, 01/21/45	2,565	2,427,131
4.60%, 01/23/46	2,082	1,722,855
4.35%, 01/15/47	1,445	1,148,775
4.60%, 02/10/48	2,260	1,853,200
4.50%, 01/31/50(a)	1,827	1,472,790
5.00%, 04/27/51(a)	2,110	1,817,238
4.40%, 02/12/52	2,500	1,956,250
3.77%, 05/24/61	2,810	1,910,800
5.75%, 10/12/2110(a)	2,312	2,069,674

		33,199,079

Panama — 0.6%
Panama Government International Bond
6.40%, 02/14/35	1,600	1,687,800
6.70%, 01/26/36	1,938	2,092,192
4.50%, 05/15/47(a)	1,150	918,419
4.50%, 04/16/50	2,268	1,772,300
4.30%, 04/29/53	1,578	1,189,220
4.50%, 04/01/56	1,808	1,371,029
3.87%, 07/23/60(a)	2,903	1,935,575
4.50%, 01/19/63	1,500	1,114,969

		12,081,504

Peru — 0.5%
Peruvian Government International Bond
8.75%, 11/21/33	1,414	1,755,834
3.00%, 01/15/34	2,187	1,771,880
6.55%, 03/14/37(a)	1,413	1,529,396
3.30%, 03/11/41	1,659	1,246,635
5.63%, 11/18/50(a)	2,110	2,135,452

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued)
3.55%, 03/10/51	$1,725	$1,268,198
2.78%, 12/01/60	1,686	1,016,658
3.60%, 01/15/72(a)	925	620,213
3.23%, 07/28/2121	913	548,257

		11,892,523

Philippines — 0.7%
Philippines Government International Bond
6.38%, 10/23/34(a)	1,750	1,982,067
5.00%, 01/13/37(a)	1,128	1,133,764
3.95%, 01/20/40	1,850	1,618,953
3.70%, 03/01/41	1,926	1,610,829
3.70%, 02/02/42	2,903	2,420,696
2.95%, 05/05/45	478	350,785
2.65%, 12/10/45	1,310	912,232
3.20%, 07/06/46	1,910	1,430,323
4.20%, 03/29/47	900	789,075
5.95%, 10/13/47(a)	700	768,327
5.50%, 01/17/48	1,700	1,768,187

		14,785,238

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	478	345,295
Korea International Bond(a)
4.13%, 06/10/44	600	575,010
3.88%, 09/20/48	1,145	1,046,805

		1,967,110

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	750	828,219
Inter-American Development Bank
3.20%, 08/07/42	620	542,200
4.38%, 01/24/44(a)	225	233,290
International Bank for Reconstruction & Development, 4.75%, 02/15/35	413	445,823

		2,049,532

Uruguay — 0.4%
Uruguay Government International Bond
5.75%, 10/28/34(a)	1,300	1,441,050
7.63%, 03/21/36(a)	1,050	1,343,475
4.13%, 11/20/45(a)	800	750,800
5.10%, 06/18/50	3,516	3,549,402
4.98%, 04/20/55(a)	2,324	2,299,598

		9,384,325

Total Foreign Agency Obligations — 5.4% (Cost: $134,676,757)		119,041,755

Municipal Bonds

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	910	938,920

California — 1.6%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	742,674
Series S-1, 6.92%, 04/01/40	500	607,845
Series S-1, 7.04%, 04/01/50(a)	25	33,206
Series S-3, 6.91%, 10/01/50	1,540	2,016,448

27

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	$845	$616,366
California State University, RB, Series E, 2.90%, 11/01/51	125	93,611
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	648,067
Series B, 2.72%, 11/01/52	25	17,714
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding RB, Class A, (AGM), 4.24%, 05/15/48	540	483,235
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	32,415
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 3.30%, 11/01/39	140	118,936
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	25	28,420
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	161,608
Series A, (AGM), 3.92%, 01/15/53	110	88,972
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	1,128,899
Class B, (SAP), 3.00%, 06/01/46	100	92,954
Series A-1, 3.71%, 06/01/41	210	168,080
Series A-1, 4.21%, 06/01/50	210	166,617
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	1,315	1,740,614
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, BAB, 5.74%, 06/01/39	25	27,140
Los Angeles County Public Works Financing Authority, RB, BAB, 7.62%, 08/01/40	25	32,695
Los Angeles Department of Water & Power, RB, BAB
5.72%, 07/01/39	125	141,029
6.57%, 07/01/45	1,300	1,622,721
Los Angeles Unified School District, GO, BAB
Series KR, 5.75%, 07/01/34	690	751,742
Series RY, 6.76%, 07/01/34	1,775	2,071,549
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	290	209,592
Series N, 3.71%, 05/15/2120	1,400	970,266
Series Q, 4.56%, 05/15/53(a)	1,135	1,088,697
Regents of the University of California Medical Center Pooled Revenue, RB, BAB
Series F, 6.58%, 05/15/49	490	596,987
Series H, 6.55%, 05/15/48	55	66,724
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	213,493
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	113	89,616
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,213,806
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	170,561

Security	Par (000)	Value

California (continued)
State of California, GO, BAB
7.50%, 04/01/34	$520	$655,865
7.55%, 04/01/39	1,965	2,608,239
7.30%, 10/01/39	3,390	4,319,341
7.35%, 11/01/39	1,270	1,623,313
7.63%, 03/01/40	3,480	4,618,193
7.60%, 11/01/40	1,525	2,066,604
State of California, Refunding GO
4.50%, 04/01/33	125	124,962
4.60%, 04/01/38	100	98,154
University of California, RB
Series AD, 4.86%, 05/15/2112	225	210,881
Series AQ, 4.77%, 05/15/2115	333	307,774
University of California, RB, BAB
5.77%, 05/15/43	115	128,943
5.95%, 05/15/45	400	449,890

		35,465,458

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	29,746

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	530	504,416
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	95	76,160
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,208,888
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46(a)	25	32,738

		1,822,202

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	498,068
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	68,335

		566,403

Georgia — 0.1%
City of Atlanta Georgia Department of Aviation, Refunding ARB, 2.26%, 11/01/35	150	122,432
Municipal Electric Authority of Georgia, RB, BAB
6.64%, 04/01/57	1,027	1,161,094
6.66%, 04/01/57	833	952,914

		2,236,440

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	25	18,484

Illinois — 0.6%
Chicago O’Hare International Airport, RB(a)
Series C, Senior Lien, 4.47%, 01/01/49	100	96,485
Series C, Senior Lien, 4.57%, 01/01/54	100	96,547
Chicago O’Hare International Airport, RB, BAB, Series B, 6.40%, 01/01/40	890	1,058,359
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	420	487,252
Series B, 6.90%, 12/01/40	1,140	1,336,826

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	$345	$385,126
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	163	186,210
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	670	743,785
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	1,030	837,221
State of Illinois, GO, 5.10%, 06/01/33	7,805	7,747,024
State of Illinois, GO, BAB, 7.35%, 07/01/35	320	345,130

		13,319,965

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51(a)	55	42,878

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51(a)	90	65,591

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	1,460	1,423,893
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41	150	118,214

		1,542,107

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	25	18,562
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	820	894,960
Commonwealth of Massachusetts, Refunding GO
Series D, 2.66%, 09/01/39	642	531,223
Series D, 2.81%, 09/01/43(a)	820	628,624
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	750,799
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	46,655
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.82%, 08/01/41	110	85,845

		2,956,668

Michigan — 0.4%
Michigan Finance Authority, Refunding RB 3.08%, 12/01/34	90	78,024
3.38%, 12/01/40	1,555	1,319,181
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	155	118,692
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	198,733
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	55	46,995
Series A, 4.45%, 04/01/2122	1,547	1,385,484
Series B, 2.44%, 04/01/40	475	362,185
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	5,000	4,518,895

		8,028,189

Security	Par (000)	Value

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	$118	$110,703

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57(a)	350	302,248
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	126,513

		428,761

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49(a)	125	100,983

Nevada — 0.0%
County of Clark Department of Aviation, RB, BAB, Series C, 6.82%, 07/01/45	355	453,868

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,164,588
New Jersey Transportation Trust Fund Authority, Refunding RB 4.08%, 06/15/39	125	110,680
4.13%, 06/15/42	865	744,418
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	788,188
Series F, 7.41%, 01/01/40	1,505	1,963,909
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	463	343,222
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	280,800

		5,395,805

New York — 1.0%
City of New York New York, GO, 5.26%, 10/01/52	780	861,363
City of New York New York, GO, BAB
5.52%, 10/01/37	400	432,530
Series F-1, 6.27%, 12/01/37	215	247,661
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	2,016,940
7.34%, 11/15/39	400	516,896
6.81%, 11/15/40	320	353,314
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	125	116,173
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42(a)	55	64,498
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41	2,825	3,242,628
5.72%, 06/15/42	215	247,922
6.01%, 06/15/42	490	579,814
5.44%, 06/15/43	125	139,839
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	29,494
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	25	26,731
5.57%, 11/01/38	520	553,726

29

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	$1,110	$1,206,758
Series F, 5.63%, 03/15/39	350	376,485
New York State Dormitory Authority, Refunding RB, Series F, 3.11%, 02/15/39	1,030	863,959
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	400	342,030
Series M, 3.50%, 01/01/42	95	80,555
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	400	382,512
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	1,125	1,186,626
Port Authority of New York & New Jersey, RB
3.14%, 02/15/51	1,600	1,211,669
3.18%, 07/15/60	270	195,746
165th Series, 5.65%, 11/01/40	1,025	1,139,647
168th Series, 4.93%, 10/01/51	1,030	1,063,495
181st Series, 4.96%, 08/01/46	110	114,847
182nd Series, 5.31%, 08/01/46	25	25,223
192nd Series, 4.81%, 10/15/65(a)	125	126,593
215th Series, 3.29%, 08/01/69	125	92,538
Series 20, 4.23%, 10/15/57	1,070	979,891
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	2,315	2,226,750

		21,044,853

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	44,274

Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	668,853
Series B, 8.08%, 02/15/50	400	549,666
American Municipal Power, Inc., RB, BAB, 5.94%, 02/15/47	1,025	1,134,099
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	327,279
Series B, 4.53%, 01/01/35	280	278,836
Ohio State University, RB, Series A, 3.80%, 12/01/46	1,515	1,316,230
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	660	683,071
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	117,253
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	25	25,594

		5,100,881

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
4.38%, 11/01/45	290	277,793
Class A2, 4.62%, 06/01/44	580	569,210

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB (continued)
Class A3, 4.71%, 05/01/52	$115	$111,924
Series A-3, 5.09%, 02/01/52	265	262,169

		1,221,096

Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	85,070
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	55	60,967

		146,037

Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	115	84,633
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/ 01/42	1,540	1,175,873
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	316,265
Series D, 2.84%, 09/01/50	95	70,890
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	684,073
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	79,843

		2,411,577

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	29,192

Texas — 0.7%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,584,153
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	175,461
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	125	137,996
Junior Lien, 5.81%, 02/01/41	155	176,625
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 2.91%, 02/01/48	215	161,567
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	480,188
Series B, 6.00%, 12/01/44	200	234,170
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48(a)	455	326,350
Dallas Fort Worth International Airport, RB
Series A, 4.09%, 11/01/51	1,300	1,188,384
Series A, 4.51%, 11/01/51	190	183,809
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	105,319
Series A, 3.14%, 11/01/45	190	153,266
Series C, 3.09%, 11/01/40	1,065	868,035
Series C, 2.92%, 11/01/50(a)	720	548,138

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	$890	$691,629
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	2,160	2,764,003
Permanent University Fund — University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	707,687
State of Texas, GO, BAB 5.52%, 04/01/39(a)	945	1,064,794
Series A, Class A, 4.68%, 04/01/40	1,500	1,544,760
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	345	281,284
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	400	382,640
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	580,798

		15,341,056

Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	326,892
Series A, 3.23%, 09/01/2119(a)	55	35,169
Series U, 2.58%, 11/01/51	215	151,324

		513,385

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	325	349,749

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	463,039

Total Municipal Bonds — 5.5% (Cost: $131,267,352)		120,188,310

Preferred Securities

Capital Trust — 0.0%

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	1,250	1,273,269

Total Preferred Securities — 0.0% (Cost: $1,300,623)		1,273,269

Total Long-Term Investments — 98.0% (Cost: $2,405,759,950)		2,153,036,132

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	126,513,655	$126,589,564

Total Short-Term Securities — 5.8% (Cost: $126,517,852)		126,589,564

Total Investments — 103.8% (Cost: $2,532,277,802)		2,279,625,696
Liabilities in Excess of Other Assets — (3.8)%		(82,861,677)

Net Assets — 100.0%		$2,196,764,019

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

31

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$104,925,359	$21,565,427	(a)	$—	$10,250	$88,528	$126,589,564	126,513,655	$346,045	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,912,532,798	$—	$1,912,532,798
Foreign Agency Obligations	—	119,041,755	—	119,041,755
Municipal Bonds	—	120,188,310	—	120,188,310
Preferred Securities
Capital Trust	—	1,273,269	—	1,273,269
Short-Term Securities
Money Market Funds	126,589,564	—	—	126,589,564

	$126,589,564	$2,153,036,132	$—	$2,279,625,696

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

Portfolio Abbreviation (continued)

CMT	Constant Maturity Treasury

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Credit Bond Index Fund

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

33